UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

The Registrant’s Semi-Annual Shareholder Reports for the period ended June 30, 2025, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, are as follows:

(a)

LKCM Small Cap Equity Fund
LKSCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$50	1.00%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$287,896,841
Number of Holdings	79
Portfolio Turnover	20%
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	20.0%
Industrials	19.7%
Information Technology	14.9%
Health Care	13.6%
Consumer Discretionary	10.5%
Consumer Staples	4.7%
Energy	4.6%
Materials	4.3%
Communication Services	4.3%
Real Estate	2.4%
Cash & Other	1.0%

Top 10 Issuers	(% of Net Assets)
Magnite, Inc.	3.0%
Hawkins, Inc.	2.4%
ESAB Corp.	2.2%
Palomar Holdings, Inc.	2.0%
Piper Sandler Cos.	1.8%
Ensign Group, Inc.	1.8%
Lumentum Holdings, Inc.	1.8%
Alphatec Holdings, Inc.	1.8%
Pinnacle Financial Partners, Inc.	1.8%
Ollie’s Bargain Outlet Holdings, Inc.	1.8%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small Cap Equity Fund	PAGE 1	TSR-SAR-501885107

LKCM Small-Mid Cap Equity Fund
LKSMX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$50	1.00%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$40,811,708
Number of Holdings	54
Portfolio Turnover	17%
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Industrials	28.1%
Financials	22.9%
Information Technology	14.3%
Health Care	11.0%
Consumer Discretionary	8.9%
Real Estate	4.3%
Energy	3.6%
Materials	3.1%
Cash & Other	3.0%
Communication Services	0.8%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	3.2%
SEI Investments Co.	2.8%
Palomar Holdings, Inc.	2.8%
Twilio Inc.	2.6%
LPL Financial Holdings, Inc.	2.6%
Trimble, Inc.	2.5%
Ensign Group, Inc.	2.5%
AECOM	2.4%
FirstService Corp.	2.4%
Wingstop	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small-Mid Cap Equity Fund	PAGE 1	TSR-SAR-501885859

LKCM Equity Fund
LKEQX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$40	0.80%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$504,153,898
Number of Holdings	53
Portfolio Turnover	2%
Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Information Technology	26.8%
Industrials	23.6%
Health Care	10.7%
Materials	7.9%
Financials	7.3%
Consumer Discretionary	7.1%
Energy	6.7%
Consumer Staples	4.5%
Communication Services	3.8%
Cash & Other	1.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.9%
Oracle Corp.	5.2%
NVIDIA Corp.	4.7%
Apple Inc.	3.9%
Alphabet, Inc.	3.9%
Waste Connections, Inc.	3.3%
Ecolab, Inc.	2.9%
JPMorgan Chase & Co.	2.9%
Cintas Corp.	2.8%
Trimble, Inc.	2.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Equity Fund	PAGE 1	TSR-SAR-501885206

LKCM Balanced Fund
LKBAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$41	0.80%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$114,761,682
Number of Holdings	136
Portfolio Turnover	3%
Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Information Technology	21.7%
Industrials	14.8%
Financials	11.2%
Energy	9.3%
Health Care	8.9%
Consumer Staples	8.1%
Communication Services	7.5%
Materials	7.2%
Consumer Discretionary	6.8%
Utilities	2.0%
Real Estate	1.5%
Cash & Other	1.0%

Security Type	(% of Net Assets)
Common Stocks	69.4%
Corporate Bonds	29.2%
Cash & Other	1.4%

Top 10 Issuers	(% of Net Assets)
Meta Platforms Inc.	3.2%
Oracle Corp.	3.1%
NVIDIA Corp.	3.1%
Amazon.com, Inc.	3.0%
Microsoft Corp.	2.9%
Apple Inc.	2.9%
Waste Management, Inc.	2.1%
Home Depot, Inc.	2.1%
L3Harris Technologies, Inc.	2.0%
Alphabet Inc.	1.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Balanced Fund	PAGE 1	TSR-SAR-501885305

LKCM Fixed Income Fund
LKFIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$277,620,501
Number of Holdings	93
Portfolio Turnover	19%
Effective Duration	3.60 years
30-Day SEC Yield	4.01%
Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	12.8%
Government Bonds	12.6%
Information Technology	11.9%
Industrials	11.3%
Health Care	10.7%
Financials	10.3%
Energy	9.1%
Communication Services	7.2%
Consumer Discretionary	5.2%
Real Estate	2.5%
Materials	2.4%
Utilities	1.7%
Consumer Staples	1.3%
Cash & Other	1.0%

Top 10 Issuers	(% of Net Assets)
Federal Home Loan Banks	12.7%
United States Treasury Note/Bond	12.5%
ONEOK, Inc.	3.6%
L3Harris Technologies, Inc.	3.5%
Oracle Corp.	2.9%
Meta Platforms, Inc.	2.7%
Kinder Morgan, Inc.	2.6%
RTX Corp.	2.5%
Bank of America Corp.	2.5%
American Tower Corp.	2.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
LKCM Fixed Income Fund	PAGE 1	TSR-SAR-501885404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Fixed Income Fund	PAGE 2	TSR-SAR-501885404

LKCM International Equity Fund
LKINX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$54	1.00%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$70,446,449
Number of Holdings	49
Portfolio Turnover	12%
Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Financials	21.9%
Industrials	15.0%
Information Technology	13.8%
Health Care	12.9%
Consumer Discretionary	8.8%
Energy	6.7%
Cash & Other	6.0%
Materials	5.6%
Consumer Staples	4.9%
Communication Services	4.4%

Top 10 Issuers	(% of Net Assets)
Cameco Corp.	3.1%
Lonza Group AG	2.8%
MSILF Government Portfolio	2.8%
Barclays PLC	2.7%
SAP SE	2.6%
Allianz SE	2.5%
ASML Holding NV	2.5%
Halma PLC	2.4%
Sage Group PLC	2.4%
ING Groep NV	2.4%

Top Ten Countries	(% of Net Assets)
United Kingdom	22.9%
Germany	13.1%
France	10.5%
Switzerland	9.1%
Netherlands	9.1%
Canada	9.0%
Japan	4.9%
Australia	3.5%
Sweden	2.7%
Norway	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM International Equity Fund	PAGE 1	TSR-SAR-501885834

LKCM Aquinas Catholic Equity Fund
AQEIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of  January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/.  You can also request this information by contacting us at 1-800-423-6369.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$51	1.00%
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$61,085,135
Number of Holdings	46
Portfolio Turnover	6%
Visit https://www.aquinasfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(% of Net Assets)
Information Technology	29.2%
Materials	12.2%
Industrials	11.7%
Consumer Discretionary	11.7%
Health Care	8.1%
Energy	6.7%
Financials	6.0%
Consumer Staples	4.6%
Communication Services	4.0%
Utilities	3.7%
Cash & Other	2.1%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	5.1%
Oracle Corp.	5.0%
NVIDIA Corp.	4.8%
Alphabet, Inc.	4.0%
Roper Technologies, Inc.	3.7%
Stryker Corp.	3.6%
Trimble, Inc.	3.1%
Amazon.com, Inc.	2.9%
Sherwin-Williams Co.	2.8%
Corteva, Inc.	2.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://www.aquinasfunds.com/applications-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-423-6369, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Aquinas Catholic Equity Fund	PAGE 1	TSR-SAR-501885883

Item 2. Code of Ethics.

Not applicable for semi-annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
LKCM
FUNDS
LKCM SMALL CAP EQUITY FUND
LKCM SMALL-MID CAP EQUITY FUND
LKCM EQUITY FUND
LKCM BALANCED FUND
LKCM FIXED INCOME FUND
LKCM INTERNATIONAL EQUITY FUND
Financial Statements and Other Information
June 30, 2025

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.9%
Karman Holdings, Inc.(a)	41,564	$2,093,579
Mercury Systems, Inc.(a)	60,778	3,273,503
		5,367,082
Banks - 8.3%
Cadence Bank	106,080	3,392,438
Cullen/Frost Bankers, Inc.	9,622	1,236,812
Hilltop Holdings, Inc.	72,049	2,186,687
Home BancShares, Inc./AR	162,789	4,632,975
Pinnacle Financial Partners, Inc.	47,082	5,198,324
UMB Financial Corp.	34,624	3,641,060
Webster Financial Corp.	64,812	3,538,735
		23,827,031
Beverages - 0.8%
Primo Brands Corp.	81,084	2,401,708
Biotechnology - 1.1%
Halozyme Therapeutics, Inc.(a)	60,000	3,121,200
Broadline Retail - 1.8%
Ollie’s Bargain Outlet Holdings, Inc.(a)	38,884	5,124,134
Building Products - 1.5%
Zurn Elkay Water Solutions Corp.	117,884	4,311,018
Capital Markets - 2.9%
Donnelley Financial Solutions, Inc.(a)	48,320	2,978,928
Piper Sandler Cos.	19,101	5,308,932
		8,287,860
Chemicals - 2.4%
Hawkins, Inc.	48,811	6,936,043
Commercial Services & Supplies - 2.6%
Casella Waste Systems, Inc. - Class A(a)	32,000	3,692,160
CECO Environmental Corp.(a)	136,646	3,868,448
		7,560,608
Communications Equipment - 3.0%
Ciena Corporation(a)	41,315	3,360,149
Lumentum Holdings, Inc.(a)	55,000	5,228,300
		8,588,449
Construction Materials - 1.0%
Eagle Materials, Inc.	14,319	2,894,013
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	29,091	3,931,358
Diversified Consumer Services - 0.5%
Mister Car Wash, Inc.(a)	250,000	1,502,500
Electrical Equipment - 0.8%
Generac Holdings, Inc.(a)	16,020	2,294,224

	Shares	Value
Electronic Equipment, Instruments & Components - 0.8%
Rogers Corp.(a)	32,224	$2,206,700
Energy Equipment & Services - 1.5%
Archrock, Inc.	173,006	4,295,739
Financial Services - 4.1%
AvidXchange Holdings, Inc.(a)	401,642	3,932,075
Euronet Worldwide, Inc.(a)	33,688	3,415,290
Shift4 Payments, Inc. - Class A(a)	45,973	4,556,384
		11,903,749
Food Products - 1.1%
Utz Brands, Inc.	254,175	3,189,896
Health Care Equipment & Supplies - 4.3%
Alphatec Holdings, Inc.(a)	470,000	5,217,000
Enovis Corp.(a)	95,000	2,979,200
Merit Medical Systems, Inc.(a)	44,000	4,113,120
		12,309,320
Health Care Providers & Services - 4.6%
Addus HomeCare Corp.(a)	30,146	3,472,518
Ensign Group, Inc.	34,000	5,244,840
HealthEquity, Inc.(a)	44,387	4,649,982
		13,367,340
Health Care Technology - 1.3%
Phreesia, Inc.(a)	73,075	2,079,714
Waystar Holding Corp.(a)	41,049	1,677,673
		3,757,387
Hotels, Restaurants & Leisure - 3.2%
Everi Holdings, Inc.(a)	114,126	1,625,154
Kura Sushi USA, Inc. - Class A(a)	47,073	4,052,044
Wingstop, Inc.	10,484	3,530,382
		9,207,580
Insurance - 3.4%
Goosehead Insurance, Inc. - Class A - Class A	39,676	4,186,215
Palomar Holdings, Inc.(a)	36,545	5,637,066
		9,823,281
Leisure Products - 0.9%
Mattel, Inc.(a)	129,165	2,547,134
Life Sciences Tools & Services - 2.3%
Charles River Laboratories International, Inc.(a)	13,398	2,032,878
Medpace Holdings, Inc.(a)	14,794	4,643,245
		6,676,123
Machinery - 9.8%
Alamo Group, Inc.	19,787	4,321,085
Chart Industries, Inc.(a)	25,000	4,116,250
ESAB Corp.	53,383	6,435,321

The accompanying notes are an integral part of these financial statements.

1

LKCM Small Cap Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Franklin Electric Co., Inc.	30,970	$2,779,248
Helios Technologies, Inc.	54,993	1,835,116
ITT, Inc.	31,035	4,867,219
Watts Water Technologies, Inc. - Class A - Class A	16,359	4,022,515
		28,376,754
Media - 4.3%
Magnite, Inc.(a)	357,028	8,611,515
Nexstar Media Group, Inc. - Class A	21,672	3,748,173
		12,359,688
Metals & Mining - 0.9%
Materion Corp.	31,279	2,482,614
Oil, Gas & Consumable Fuels - 3.1%
Gulfport Energy Corp.(a)	20,708	4,165,828
Magnolia Oil & Gas Corp. - Class A - Class A	91,685	2,061,079
Permian Resources Corp.	202,836	2,762,626
		8,989,533
Personal Care Products - 1.2%
BellRing Brands, Inc.(a)	60,620	3,511,717
Professional Services - 2.2%
CBIZ, Inc.(a)	46,306	3,320,603
Upwork, Inc.(a)	229,376	3,082,814
		6,403,417
Real Estate Management & Development - 2.4%
Colliers International Group, Inc.	20,337	2,654,792
FirstService Corp.	23,654	4,130,461
		6,785,253
Semiconductors & Semiconductor Equipment - 1.7%
Tower Semiconductor Ltd.(a)	115,000	4,985,250
Software - 9.5%
Appian Corp. - Class A(a)	89,506	2,672,649
Braze, Inc. - Class A(a)	118,555	3,331,395
Five9, Inc.(a)	22,818	604,221
LiveRamp Holdings, Inc.(a)	110,777	3,660,072
Onestream, Inc.(a)	175,000	4,952,500
Q2 Holdings, Inc.(a)	52,825	4,943,892
Workiva Inc.(a)	48,843	3,343,303
Yext, Inc.(a)	438,568	3,727,828
		27,235,860

	Shares	Value
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	87,015	$3,899,142
Warby Parker, Inc. - Class A(a)	191,061	4,189,968
		8,089,110
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc.(a)	37,119	3,759,412
Tobacco - 1.5%
Turning Point Brands, Inc.	58,053	4,398,676
Trading Companies & Distributors - 0.9%
SiteOne Landscape Supply, Inc.(a)	20,432	2,471,046
TOTAL COMMON STOCKS (Cost $211,200,488)		285,279,807
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	3,138,297	3,138,297
TOTAL SHORT-TERM INVESTMENTS (Cost $3,138,297)		3,138,297
TOTAL INVESTMENTS - 100.2% (Cost $214,338,785)		$288,418,104
Liabilities in Excess of Other Assets - (0.2)%		(521,263)
TOTAL NET ASSETS - 100.0%		$287,896,841

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Aerospace & Defense - 4.2%
BWX Technologies, Inc.	6,490	$934,949
Mercury Systems, Inc.(a)	14,296	769,983
		1,704,932
Banks - 4.4%
Pinnacle Financial Partners, Inc.	5,005	552,602
UMB Financial Corp.	6,087	640,109
Webster Financial Corp.	11,236	613,485
		1,806,196
Biotechnology - 2.2%
Natera, Inc.(a)	5,422	915,993
Building Products - 4.3%
Builders FirstSource, Inc.(a)	5,039	588,001
CSW Industrials, Inc.	2,130	610,948
Zurn Elkay Water Solutions Corp.	14,817	541,857
		1,740,806
Capital Markets - 6.5%
Houlihan Lokey, Inc.	2,741	493,243
LPL Financial Holdings, Inc.	2,798	1,049,166
SEI Investments Co.	12,607	1,132,865
		2,675,274
Commercial Services & Supplies - 3.9%
Casella Waste Systems, Inc. - Class A(a)	5,517	636,552
Tetra Tech, Inc.	26,371	948,301
		1,584,853
Construction & Engineering - 2.4%
AECOM	8,834	997,005
Construction Materials - 1.2%
Eagle Materials, Inc.	2,373	479,607
Electronic Equipment, Instruments & Components - 2.5%
Trimble, Inc.(a)	13,514	1,026,794
Financial Services - 3.8%
Corpay, Inc.(a)	2,726	904,541
Euronet Worldwide, Inc.(a)	6,401	648,934
		1,553,475
Health Care Equipment & Supplies - 1.6%
Merit Medical Systems, Inc.(a)	6,846	639,964
Health Care Providers & Services - 4.1%
Addus HomeCare Corp.(a)	5,897	679,276
Ensign Group, Inc.	6,578	1,014,722
		1,693,998
Health Care Technology - 1.6%
Waystar Holding Corp.(a)	16,195	661,890

	Shares	Value
Hotels, Restaurants & Leisure - 2.3%
Wingstop, Inc.	2,835	$954,658
Insurance - 8.2%
Baldwin Insurance Group, Inc. - Class A(a)	12,937	553,833
Goosehead Insurance, Inc. - Class A - Class A	8,698	917,726
Kinsale Capital Group, Inc.	1,511	731,173
Palomar Holdings, Inc.(a)	7,318	1,128,801
		3,331,533
IT Services - 2.6%
Twilio Inc. - Class A - Class A(a)	8,503	1,057,433
Life Sciences Tools & Services - 1.4%
Medpace Holdings, Inc.(a)	1,832	574,991
Machinery - 2.8%
ITT, Inc.	4,712	738,983
Kadant, Inc.	1,249	396,495
		1,135,478
Media - 0.8%
Nexstar Media Group, Inc. - Class A	1,877	324,627
Metals & Mining - 2.0%
Reliance, Inc.	2,544	798,562
Oil, Gas & Consumable Fuels - 3.6%
Expand Energy Corp.	7,220	844,307
Permian Resources Corp.	45,711	622,584
		1,466,891
Professional Services - 6.5%
Broadridge Financial Solutions, Inc.	3,499	850,362
CBIZ, Inc.(a)	12,135	870,201
Paylocity Holding Corp.(a)	5,099	923,888
		2,644,451
Real Estate Management & Development - 4.3%
Colliers International Group, Inc.	6,075	793,031
FirstService Corp.	5,504	961,108
		1,754,139
Semiconductors & Semiconductor Equipment - 2.1%
Tower Semiconductor Ltd.(a)	19,580	848,793
Software - 7.1%
Appfolio, Inc. - Class A(a)	3,551	817,724
Nutanix, Inc. - Class A(a)	10,303	787,561
Q2 Holdings, Inc.(a)	13,744	1,286,301
		2,891,586

The accompanying notes are an integral part of these financial statements.

3

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.8%
Academy Sports & Outdoors, Inc.	10,829	$485,248
Floor & Decor Holdings, Inc. - Class A(a)	8,117	616,567
Murphy USA, Inc.	2,135	868,518
		1,970,333
Textiles, Apparel & Luxury Goods - 1.7%
On Holding AG - Class A(a)	13,603	708,036
Trading Companies & Distributors - 4.1%
FTAI Aviation Ltd.	3,092	355,704
SiteOne Landscape Supply, Inc.(a)	5,906	714,271
Watsco, Inc.	1,350	596,187
		1,666,162
TOTAL COMMON STOCKS (Cost $30,918,245)		39,608,460
SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds - 3.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	1,222,311	1,222,311
MSILF Government Portfolio - Class Institutional, 4.23%(b)	23,440	23,440
TOTAL SHORT-TERM INVESTMENTS (Cost $1,245,751)		1,245,751
TOTAL INVESTMENTS - 100.1% (Cost $32,163,996)		$40,854,211
Liabilities in Excess of Other Assets - (0.1)%		(42,507)
TOTAL NET ASSETS - 100.0%		$40,811,704

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

4

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Banks - 4.6%
Bank of America Corp.	180,000	$8,517,600
JPMorgan Chase & Co.	50,000	14,495,500
		23,013,100
Beverages - 2.3%
Coca-Cola Co.	95,000	6,721,250
Keurig Dr Pepper, Inc.	150,000	4,959,000
		11,680,250
Biotechnology - 1.6%
Amgen, Inc.	28,000	7,817,880
Broadline Retail - 1.7%
Amazon.com, Inc.(a)	38,000	8,336,820
Capital Markets - 1.0%
S&P Global, Inc.	10,000	5,272,900
Chemicals - 5.0%
Ecolab, Inc.	55,000	14,819,200
Linde PLC	22,000	10,321,960
		25,141,160
Commercial Services & Supplies - 6.2%
Cintas Corp.	64,000	14,263,680
Waste Connections, Inc.	90,000	16,804,800
		31,068,480
Construction & Engineering - 3.5%
Fluor Corp.(a)	125,000	6,408,750
Valmont Industries, Inc.	35,000	11,429,950
		17,838,700
Construction Materials - 2.0%
Martin Marietta Materials, Inc.	18,000	9,881,280
Electrical Equipment - 3.0%
Emerson Electric Co.	75,000	9,999,750
Generac Holdings, Inc.(a)	35,000	5,012,350
		15,012,100
Electronic Equipment, Instruments & Components - 5.1%
Teledyne Technologies, Inc.(a)	25,000	12,807,750
Trimble, Inc.(a)	170,000	12,916,600
		25,724,350
Financial Services - 1.7%
Mastercard, Inc. - Class A	15,000	8,429,100
Ground Transportation - 1.1%
Union Pacific Corp.	24,000	5,521,920
Health Care Equipment & Supplies - 3.0%
Alcon AG	60,000	5,296,800
Neogen Corp.(a)	450,000	2,151,000

	Shares	Value
Stryker Corp.	20,000	$7,912,600
		15,360,400
Household Durables - 0.5%
Newell Brands, Inc.	500,000	2,700,000
Household Products - 2.2%
Kimberly-Clark Corp.	50,000	6,446,000
Procter & Gamble Co.	30,000	4,779,600
		11,225,600
Interactive Media & Services - 3.8%
Alphabet, Inc. - Class A - Class A	110,000	19,385,300
Life Sciences Tools & Services - 2.3%
Danaher Corp.	32,750	6,469,435
Thermo Fisher Scientific, Inc.	13,000	5,270,980
		11,740,415
Machinery - 6.5%
Chart Industries, Inc.(a)	40,000	6,586,000
Franklin Electric Co., Inc.	85,000	7,627,900
IDEX Corp.	30,000	5,267,100
Toro Co.	80,000	5,654,400
Xylem, Inc./NY	60,000	7,761,600
		32,897,000
Marine Transportation - 1.7%
Kirby Corp.(a)	75,000	8,505,750
Metals & Mining - 1.0%
Wheaton Precious Metals Corp.	55,000	4,939,000
Oil, Gas & Consumable Fuels - 6.7%
Cameco Corp.	90,000	6,680,700
Chevron Corp.	42,500	6,085,575
ConocoPhillips Co.	100,000	8,974,000
Coterra Energy, Inc.	384,000	9,745,920
Kimbell Royalty Partners LP	180,000	2,512,800
		33,998,995
Pharmaceuticals - 3.8%
Merck & Co., Inc.	80,000	6,332,800
Pfizer Inc.	220,000	5,332,800
Zoetis, Inc.	47,000	7,329,650
		18,995,250
Semiconductors & Semiconductor Equipment - 4.7%
NVIDIA Corp.	150,000	23,698,500
Software - 13.1%
Microsoft Corp.	80,000	39,792,800
Oracle Corp.	120,000	26,235,600
		66,028,400

The accompanying notes are an integral part of these financial statements.

5

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	90,000	$4,032,900
O'Reilly Automotive, Inc.(a)	120,000	10,815,600
The Home Depot, Inc.	26,500	9,715,960
		24,564,460
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	96,000	19,696,320
Trading Companies & Distributors - 1.6%
FTAI Aviation Ltd.	70,000	8,052,800
TOTAL COMMON STOCKS (Cost $232,262,132)		496,526,230
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	8,050,609	8,050,609
TOTAL SHORT-TERM INVESTMENTS (Cost $8,050,609)		8,050,609
TOTAL INVESTMENTS - 100.1% (Cost $240,312,741)		$504,576,839
Liabilities in Excess of Other Assets - (0.1)%		(422,939)
TOTAL NET ASSETS - 100.0%		$504,153,900

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

6

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.6%
Aerospace & Defense - 1.3%
L3Harris Technologies, Inc.	5,850	$1,467,414
Banks - 3.8%
Bank of America Corp.	33,100	1,566,292
Cullen/Frost Bankers, Inc.	8,300	1,066,882
JPMorgan Chase & Co.	5,900	1,710,469
		4,343,643
Beverages - 3.0%
Coca-Cola Co.	21,400	1,514,050
Keurig Dr Pepper, Inc.	35,000	1,157,100
PepsiCo, Inc.	5,750	759,230
		3,430,380
Broadline Retail - 2.1%
Amazon.com, Inc.(a)	11,200	2,457,168
Capital Markets - 1.2%
Moody’s Corp.	2,650	1,329,214
Chemicals - 2.8%
Corteva, Inc.	7,658	570,751
Ecolab Inc.	3,600	969,984
Linde PLC	3,600	1,689,048
		3,229,783
Commercial Services & Supplies - 3.8%
Cintas Corp.	8,000	1,782,960
Waste Connections, Inc.	7,100	1,325,712
Waste Management, Inc.	5,250	1,201,305
		4,309,977
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	3,100	1,701,776
Consumer Staples Distribution & Retail - 1.3%
Walmart, Inc.	15,600	1,525,368
Diversified Telecommunication Services - 0.9%
Verizon Communications Inc.	23,841	1,031,600
Electric Utilities - 0.8%
Constellation Energy Corp.	2,900	936,004
Electrical Equipment - 2.0%
Emerson Electric Co.	8,800	1,173,304
Rockwell Automation, Inc.	3,325	1,104,465
		2,277,769
Electronic Equipment, Instrume - 0.1%
Ralliant Corp.(a)	3,117	151,127

	Shares	Value
Electronic Equipment, Instruments & Components - 2.2%
Teledyne Technologies, Inc.(a)	2,450	$1,255,159
Trimble Inc.(a)	17,150	1,303,057
		2,558,216
Entertainment - 1.0%
Netflix, Inc.(a)	900	1,205,217
Financial Services - 2.0%
Fiserv, Inc.(a)	3,100	534,471
Visa, Inc. - Class A	4,850	1,721,993
		2,256,464
Ground Transportation - 0.3%
Union Pacific Corp.	1,500	345,120
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	6,800	924,868
Alcon AG	17,900	1,580,212
		2,505,080
Household Products - 1.5%
Colgate-Palmolive Co.	13,400	1,218,060
Procter & Gamble Co.	3,250	517,790
		1,735,850
Industrial Conglomerates - 1.1%
Honeywell International Inc.	5,200	1,210,976
Insurance - 0.9%
Arthur J Gallagher & Co.	3,100	992,372
Interactive Media & Services - 4.0%
Alphabet Inc. - Class C - Class C	12,200	2,164,158
Meta Platforms, Inc. - Class A	3,275	2,417,245
		4,581,403
IT Services - 0.5%
Accenture PLC - Class A	2,100	627,669
Life Sciences Tools & Services - 1.6%
Danaher Corp.	5,800	1,145,732
Thermo Fisher Scientific, Inc.	1,700	689,282
		1,835,014
Machinery - 1.5%
Chart Industries, Inc.(a)	3,000	493,950
Fortive Corp.	9,350	487,415
IDEX Corp.	4,000	702,280
		1,683,645
Metals & Mining - 0.9%
Newmont Goldcorp Corp.	17,700	1,031,202
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	8,695	1,245,037
ConocoPhillips Co.	10,900	978,166

The accompanying notes are an integral part of these financial statements.

7

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil, Gas & Consumable Fuels - (Continued)
Coterra Energy, Inc.	25,000	$634,500
EOG Resources, Inc.	4,450	532,264
Exxon Mobil Corp.	12,127	1,307,291
Kinder Morgan, Inc.	42,000	1,234,800
		5,932,058
Pharmaceuticals - 2.0%
Merck & Co., Inc.	12,500	989,500
Zoetis Inc.	8,026	1,251,655
		2,241,155
Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	4,850	1,178,695
Semiconductors & Semiconductor Equipment - 3.7%
NVIDIA Corp.	20,000	3,159,800
QUALCOMM, Inc.	7,000	1,114,820
		4,274,620
Software - 8.2%
Adobe Inc.(a)	1,850	715,728
Microsoft Corp.	6,750	3,357,518
Oracle Corp.	11,900	2,601,697
Roper Technologies, Inc.	2,600	1,473,784
Salesforce, Inc.	4,550	1,240,739
		9,389,466
Specialty Retail - 1.4%
Home Depot, Inc.	4,500	1,649,880
Technology Hardware, Storage & Peripherals - 2.8%
Apple Inc.	15,950	3,272,462
TOTAL COMMON STOCKS (Cost $36,220,565)		78,697,787
	Par
CORPORATE BONDS - 29.2%
Aerospace & Defense - 2.1%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$750,000	771,212
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	792,817
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	818,245
		2,382,274
Banks - 0.8%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	735,729

	Par	Value
JPMorgan Chase & Co., 3.20%, 06/15/2026 (Callable 03/15/2026)	$200,000	$198,115
		933,844
Beverages - 1.0%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	735,306
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	426,467
		1,161,773
Biotechnology - 1.6%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	594,385
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	256,553
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	441,801
5.25%, 03/02/2030 (Callable 01/02/2030)	550,000	566,669
		1,859,408
Broadline Retail - 0.8%
Amazon.com, Inc.
1.20%, 06/03/2027 (Callable 04/03/2027)	260,000	246,986
4.55%, 12/01/2027 (Callable 11/01/2027)	550,000	557,439
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	127,766
		932,191
Chemicals - 2.0%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	648,377
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)	650,000	660,037
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	490,541
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	489,450
		2,288,405
Commercial Services & Supplies - 1.7%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	766,252
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	200,000	202,128

The accompanying notes are an integral part of these financial statements.

8

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services & Supplies - (Continued)
4.63%, 02/15/2030 (Callable 12/15/2029)	$500,000	$507,036
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	489,627
		1,965,043
Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	768,306
Consumer Finance - 0.7%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	849,757
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp., 1.38%, 06/20/2027 (Callable 04/20/2027)	690,000	658,278
Crude Petroleum Extraction - 0.4%
Enterprise Products Operating LLC, 5.35%, 01/31/2033 (Callable 10/31/2032)	500,000	518,111
Electric Utilities - 0.9%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	495,000	504,112
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	489,186
		993,298
Financial Services - 1.1%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	500,000	509,899
Visa Inc.
3.15%, 12/14/2025 (Callable 09/14/2025)	300,000	298,311
1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	482,987
		1,291,197
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories, 3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	354,014
Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	585,475
Industrial Conglomerates - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029 (Callable 08/01/2029)	150,000	153,665

	Par	Value
Insurance - 0.7%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	$750,000	$760,653
Interactive Media & Services - 1.3%
Alphabet, Inc., 2.00%, 08/15/2026 (Callable 05/15/2026)	200,000	195,712
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	247,640
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	254,599
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	557,689
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	251,187
		1,506,827
IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	125,622
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	767,723
Oil, Gas & Consumable Fuels - 3.5%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	386,430
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	548,320
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	255,028
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 07/11/2025)	500,000	494,942
Enterprise Products Operating LLC, 5.05%, 01/10/2026	100,000	100,239
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	749,905
Exxon Mobil Corp., 3.04%, 03/01/2026 (Callable 12/01/2025)	400,000	396,990
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	326,741
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	750,000	785,355
		4,043,950
Other Electric Power Generation - 0.3%
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)	300,000	309,911

The accompanying notes are an integral part of these financial statements.

9

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	$120,000	$123,665
Pharmaceuticals - 0.5%
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	583,143
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	256,198
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	396,422
		652,620
Software - 2.8%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	872,152
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	567,581
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	285,072
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	222,067
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	751,289
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	493,289
		3,191,450
Specialized REITs - 0.6%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	635,000	627,025
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	78,268
		705,293
Specialty Retail - 2.4%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	487,234
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	225,791
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	800,000	788,196
O’Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	495,522
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	248,345
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	510,773
		2,755,861

	Par	Value
Support Activities for Oil and Gas Operations - 0.1%
ConocoPhillips Co., 4.70%, 01/15/2030 (Callable 12/15/2029)	$100,000	$101,408
Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
3.75%, 04/15/2027 (Callable 02/15/2027)	100,000	98,997
4.75%, 02/01/2028 (Callable 07/11/2025)	100,000	100,017
		199,014
TOTAL CORPORATE BONDS (Cost $33,466,896)		33,522,179
	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.9%
Specialized REITs - 0.9%
American Tower Corp.	4,500	994,590
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $847,757)		994,590
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares - Class Institutional, 4.26%(b)	1,284,991	1,284,991
TOTAL SHORT-TERM INVESTMENTS (Cost $1,284,991)		1,284,991
TOTAL INVESTMENTS - 99.8% (Cost $71,820,210)		$114,499,547
Other Assets in Excess of Liabilities - 0.2%		262,134
TOTAL NET ASSETS - 100.0%		$114,761,681

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

10

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Par	Value
CORPORATE BONDS - 72.7%
Aerospace & Defense - 6.0%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,094,591
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,681,265
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,192,333
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,812,717
		16,780,906
Banks - 5.4%
Bank of America Corp.
4.45%, 03/03/2026	2,000,000	1,998,287
4.25%, 10/22/2026	5,000,000	4,991,786
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,866,992
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 01/01/2026)	3,500,000	3,476,989
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	630,006
		14,964,060
Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,181,407
Biotechnology - 3.1%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,104,843
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	981,781
5.25%, 03/02/2033 (Callable 12/02/2032)	3,500,000	3,586,753
		8,673,377
Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,962,163
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	512,519
		2,474,682
Commercial Services & Supplies - 2.8%
Republic Services, Inc., 5.00%, 04/01/2034 (Callable 01/01/2034)	2,500,000	2,538,409

	Par	Value
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	$2,800,000	$2,829,785
4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,403,352
		7,771,546
Consumer Finance - 0.7%
American Express Co., 4.20%, 11/06/2025 (Callable 10/06/2025)	2,000,000	1,998,259
Containers & Packaging - 1.5%
Ball Corp., 5.25%, 07/01/2025	4,252,000	4,252,000
Diversified Telecommunication Services - 3.3%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,232,242
Verizon Communications, Inc.
4.13%, 03/16/2027	2,000,000	1,999,103
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,842,683
		9,074,028
Electric Utilities - 1.6%
Duke Energy Corp.
4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,956,745
5.75%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,630,825
		4,587,570
Electrical Equipment - 1.3%
Emerson Electric Co., 5.00%, 03/15/2035 (Callable 12/15/2034)	3,450,000	3,502,675
Electronic Equipment, Instruments & Components - 1.9%
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	5,000,000	5,313,711
Financial Services - 2.2%
Fiserv, Inc.
5.15%, 03/15/2027 (Callable 02/15/2027)	3,000,000	3,040,685
5.35%, 03/15/2031 (Callable 01/15/2031)	3,000,000	3,111,269
		6,151,954
Food Products - 0.5%
Kraft Heinz Food Co., 4.63%, 01/30/2029 (Callable 10/30/2028)	1,353,000	1,368,205

The accompanying notes are an integral part of these financial statements.

11

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
GICS~DiversifiedTelecommunication Services - 1.1%
T-Mobile USA, Inc., 4.75%, 02/01/2028 (Callable 07/11/2025)	$3,000,000	$3,000,501
Ground Transportation - 1.1%
Union Pacific Corp., 3.75%, 07/15/2025	3,025,000	3,024,086
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	199,210
Stryker Corp., 4.85%, 02/10/2030 (Callable 01/10/2030)	5,000,000	5,101,003
		5,300,213
Health Care Providers & Services - 2.1%
CVS Health Corp., 3.75%, 04/01/2030 (Callable 01/01/2030)	2,000,000	1,919,046
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	3,991,301
		5,910,347
Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	2,500,000	2,469,812
Insurance - 1.8%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	5,000,000	5,071,022
Interactive Media & Services - 2.7%
Meta Platforms, Inc.
4.60%, 05/15/2028 (Callable 04/15/2028)	2,500,000	2,545,988
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	3,039,160
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	2,009,495
		7,594,643
Life Sciences Tools & Services - 3.5%
Danaher Corp., 3.35%, 09/15/2025 (Callable 07/31/2025)	5,500,000	5,488,793
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,097,003
		9,585,796
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,848,989
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,040,222

	Par	Value
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 07/11/2025)	$4,000,000	$3,959,534
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,339,096
ONEOK, Inc.
5.55%, 11/01/2026 (Callable 10/01/2026)	2,500,000	2,534,904
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,137,635
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,242,702
		25,103,082
Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	2,000,000	1,947,428
Semiconductors & Semiconductor Equipment - 2.8%
Broadcom, Inc.
5.00%, 04/15/2030 (Callable 01/15/2030)	2,500,000	2,553,672
5.15%, 11/15/2031 (Callable 09/15/2031)	3,000,000	3,087,315
Intel Corp., 3.70%, 07/29/2025	2,250,000	2,242,664
		7,883,651
Software - 6.3%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	700,000	718,243
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,591,564
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,964,487
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,201,088
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	3,005,157
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	6,000,000	5,919,468
		17,400,007
Specialized REITs - 2.5%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	3,979,387
4.05%, 03/15/2032 (Callable 12/15/2031)	3,000,000	2,871,448
		6,850,835
Specialty Retail - 4.3%
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 01/15/2026)	1,000,000	985,244

The accompanying notes are an integral part of these financial statements.

12

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialty Retail - (Continued)
O’Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	$675,000	$677,133
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,304,177
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,731,799
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,107,728
		11,806,081
TOTAL CORPORATE BONDS (Cost $200,386,760)		202,041,884
U.S. GOVERNMENT SPONSORED ENTITIES - 12.7%
Federal Home Loan Banks
2.25%, 10/28/2025 (Callable 07/28/2025)(a)	3,000,000	2,980,491
4.50%, 11/12/2025(a)	1,505,000	1,506,621
3.00%, 02/17/2026(a)	2,500,000	2,481,255
2.38%, 03/13/2026	3,575,000	3,531,978
2.00%, 03/30/2026(a)	3,000,000	2,953,122
2.00%, 05/26/2026(a)	2,500,000	2,453,755
2.00%, 10/28/2026 (Callable 07/28/2025)(a)	3,000,000	2,944,799
2.38%, 01/25/2027 (Callable 07/25/2025)(a)	2,500,000	2,462,683
4.00%, 03/10/2027 (Callable 09/10/2025)(a)	3,150,000	3,145,440
4.50%, 09/29/2027	1,750,000	1,775,395
1.75%, 11/16/2028 (Callable 08/16/2025)(a)	3,000,000	2,864,272
2.82%, 06/27/2029 (Callable 07/09/2025)	4,000,000	3,825,322
2.00%, 12/15/2033 (Callable 09/15/2025)(a)	2,500,000	2,267,071
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $35,990,738)		35,192,204
U.S. GOVERNMENT ISSUES - 8.5%
United States Treasury Note/Bond
5.00%, 08/31/2025	4,000,000	4,003,058
4.25%, 01/31/2026	2,000,000	1,999,977
4.63%, 11/15/2026	500,000	504,902
4.13%, 09/30/2027	400,000	403,641
4.00%, 10/31/2029	2,000,000	2,019,297
4.13%, 11/15/2032	8,500,000	8,560,430
4.50%, 11/15/2033	3,000,000	3,082,793
4.00%, 02/15/2034	3,000,000	2,970,117
TOTAL U.S. GOVERNMENT ISSUES (Cost $23,711,872)		23,544,215

	Par	Value
U.S. TREASURY SECURITIES - 4.0%
United States Treasury Note/Bond
4.13%, 06/15/2026	$1,000,000	$1,001,291
4.50%, 05/15/2027	2,300,000	2,330,547
5.38%, 02/15/2031	2,500,000	2,689,258
4.25%, 11/15/2034	5,000,000	5,018,750
TOTAL U.S. TREASURY SECURITIES (Cost $10,800,085)		11,039,846
	Shares
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	2,784,599	2,784,599
TOTAL SHORT-TERM INVESTMENTS (Cost $2,784,599)		2,784,599
TOTAL INVESTMENTS - 98.9% (Cost $273,674,054)		$274,602,748
Other Assets in Excess of Liabilities - 1.1%		3,017,753
TOTAL NET ASSETS - 100.0%		$277,620,501

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)	Step coupon bond. The rate disclosed is as of June 30, 2025.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

13

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.8%
Australia - 3.5%
Biotechnology - 1.6%
CSL Ltd.	7,143	$1,128,313
Capital Markets - 1.9%
Macquarie Group Ltd.	8,771	1,319,209
Total Australia		2,447,522
Canada - 8.9%
Banks - 2.3%
Royal Bank of Canada	12,225	1,611,177
Ground Transportation - 1.9%
Canadian Pacific Kansas City Ltd.	17,518	1,391,663
Oil, Gas & Consumable Fuels - 4.7%
Cameco Corp.	28,970	2,151,449
Canadian Natural Resources Ltd.	36,642	1,151,664
		3,303,113
Total Canada		6,305,953
Finland - 2.2%
Banks - 2.2%
Nordea Bank Abp	105,105	1,561,442
France - 10.5%
Aerospace & Defense - 1.5%
Safran SA	3,210	1,046,862
Chemicals - 2.4%
Air Liquide SA	8,055	1,660,955
Electrical Equipment - 1.9%
Schneider Electric SA	5,123	1,375,452
IT Services - 1.6%
Capgemini SE	6,766	1,158,589
Personal Care Products - 1.8%
L'Oreal SA	2,913	1,247,797
Textiles, Apparel & Luxury Goods - 1.3%
LVMH Moet Hennessy Louis Vuitton SE	1,737	909,114
Total France		7,398,769
Germany - 10.9%
Diversified Telecommunication Services - 2.1%
Deutsche Telekom AG	40,943	1,498,666
Insurance - 2.5%
Allianz SE	4,333	1,758,482
Semiconductors & Semiconductor Equipment - 2.2%
Infineon Technologies AG	36,500	1,557,534

	Shares	Value
Software - 2.5%
SAP SE	5,875	$1,796,460
Textiles, Apparel & Luxury Goods - 1.6%
Adidas AG	4,750	1,108,795
Total Germany		7,719,937
Italy - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Moncler SpA	9,372	534,595
Japan - 4.9%
Chemicals - 1.0%
Shin -Etsu Chemical Co. Ltd.	20,346	671,865
Electrical Equipment - 1.9%
NIDEC CORP	68,442	1,330,040
Insurance - 2.0%
Tokio Marine Holdings, Inc.	33,709	1,428,623
Total Japan		3,430,528
Netherlands - 9.1%
Banks - 2.4%
ING Groep NV	78,413	1,718,637
Capital Markets - 2.4%
Euronext NV(a)	9,738	1,668,533
Professional Services - 1.8%
Wolters Kluwer NV	7,657	1,280,546
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	2,171	1,739,707
Total Netherlands		6,407,423
Norway - 2.3%
Diversified Telecommunication Services - 2.3%
Telenor ASA	103,807	1,616,503
Spain - 1.8%
Machinery - 1.8%
Fluidra SA	51,895	1,301,046
Sweden - 2.7%
Financial Services - 1.6%
Investor AB	39,028	1,156,532
Hotels, Restaurants & Leisure - 1.1%
Evolution AB(a)	9,250	734,664
Total Sweden		1,891,196
Switzerland - 9.1%
Capital Markets - 1.9%
Julius Baer Group Ltd.	19,807	1,343,605

The accompanying notes are an integral part of these financial statements.

14

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
Electrical Equipment - 2.0%
ABB Ltd.	23,792	$1,425,827
Health Care Equipment & Supplies - 2.4%
Alcon AG	18,908	1,676,818
Life Sciences Tools & Services - 2.8%
Lonza Group AG	2,756	1,970,990
Total Switzerland		6,417,240
United Kingdom - 22.9%
Aerospace & Defense - 2.2%
BAE Systems PLC	59,921	1,555,118
Banks - 2.7%
Barclays PLC	414,406	1,914,869
Beverages - 0.9%
Diageo PLC	24,735	623,719
Electronic Equipment, Instruments & Components - 2.5%
Halma PLC	39,143	1,720,491
Hotels, Restaurants & Leisure - 4.0%
Compass Group PLC	45,674	1,547,066
InterContinental Hotels Group PLC	11,125	1,271,975
		2,819,041
Oil, Gas & Consumable Fuels - 2.0%
Shell PLC	40,343	1,407,545
Personal Care Products - 2.2%
Unilever PLC	25,865	1,578,439
Pharmaceuticals - 3.9%
AstraZeneca PLC	9,145	1,272,698
Haleon PLC	291,052	1,495,896
		2,768,594
Software - 2.5%
Sage Group PLC	100,140	1,719,680
Total United Kingdom		16,107,496
United States - 2.2%
Construction Materials - 2.2%
CRH PLC	16,771	1,539,578
TOTAL COMMON STOCKS (Cost $46,907,026)		64,679,228

	Shares	Value
PREFERRED STOCKS - 2.2%
Germany - 2.2%
Life Sciences Tools & Services - 2.2%
Sartorius AG, 0.00%	5,932	$1,510,872
TOTAL PREFERRED STOCKS (Cost $1,753,787)		1,510,872
SHORT -TERM INVESTMENTS - 5.7%
Money Market Funds - 5.7%
Invesco Short -Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	2,099,178	2,099,178
MSILF Government Portfolio - Class Institutional, 4.23%(b)	1,944,883	1,944,883
TOTAL SHORT -TERM INVESTMENTS (Cost $4,044,061)		4,044,061
TOTAL INVESTMENTS - 99.7% (Cost $52,704,874)		$70,234,161
Other Assets in Excess of Liabilities - 0.3%		212,262
TOTAL NET ASSETS - 100.0%		$70,446,423

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $2,403,197 or 3.4% of the Fund’s net assets.

(b)	The rate shown represents the 7 -day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

15

LKCM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Assets
Investments, at value*	$288,418,104	$40,854,211	$504,576,839	$114,499,547	$274,602,748	$70,234,161
Dividends and interest receivable	117,157	15,582	395,072	437,627	3,285,101	343,004
Receivable for securities sold	—	124,147	—	—	—	—
Receivable for Fund shares sold	1,219	—	—	10,833	—	—
Prepaid trustees’ fees and officer compensation (Note B)	16,777	2,744	25,406	5,107	11,203	3,024
Prepaid expenses and other assets	28,271	26,967	31,820	15,982	23,207	16,771
Total assets	288,581,528	41,023,651	505,029,137	114,969,096	277,922,259	70,596,960
Liabilities
Payable for securities purchased	—	129,504	—	—	—	—
Payable for investment advisory fees	503,424	50,963	674,666	138,581	192,640	105,101
Payable for administrative fees	44,552	9,897	93,842	22,082	47,314	17,565
Payable for accounting and transfer agent fees and expenses	37,723	9,903	70,801	18,647	39,851	12,625
Payable for professional fees	13,572	10,961	22,333	13,770	15,085	11,009
Payable for custody fees and expenses	5,359	716	10,747	2,468	5,029	4,222
Payable for Fund shares redeemed	80,000	—	—	11,506	—	—
Accrued expenses and other liabilities	57	3	2,848	361	1,839	16
Total liabilities	684,687	211,947	875,237	207,415	301,758	150,538
Commitments and Contingencies (Note A)
Net assets	$ 287,896,841	$40,811,704	$504,153,900	$114,761,681	$277,620,501	$70,446,423
Net assets consist of:
Paid-in capital	$197,162,411	$30,029,905	$208,485,128	$70,407,972	$281,786,950	$54,287,332
Total distributable earnings	90,734,430	10,781,799	295,668,772	44,353,709	(4,166,449)	16,159,091
Net assets	$ 287,896,841	$40,811,704	$504,153,900	$114,761,681	$277,620,501	$70,446,423
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	13,612,113	3,519,344	13,271,597	3,992,868	26,291,834	4,635,080
Net asset value per share (offering and redemption price)	$21.15	$11.60	$37.99	$28.74	$10.56	$15.20
* Cost of Investments	$214,338,785	$32,163,996	$240,312,741	$71,820,210	$273,674,054	$52,704,874

(a)	As disclosed in the Notes to Financial Statements, if applicable.
The accompanying notes are an integral part of these financial statements.

16

LKCM FUNDS
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Investment Income:
Dividends*	$1,085,106	$166,269	$3,000,502	$588,867	$—	$995,598
Interest	298,970	53,924	280,804	677,611	5,489,656	48,118
Total investment income	1,384,076	220,193	3,281,306	1,266,478	5,489,656	1,043,716
Expenses:
Investment advisory fees (Note B)	1,034,037	146,072	1,688,479	359,578	687,233	289,147
Administrative fees	143,107	32,056	253,640	64,790	144,841	42,894
Accounting and transfer agent fees and expenses	105,170	38,973	174,081	62,859	110,495	48,541
Professional fees	45,047	8,914	77,909	19,562	42,299	11,985
Trustees’ fees and officer compensation (Note B)	35,431	4,225	74,846	17,227	42,776	9,042
Federal and state registration	17,342	8,309	12,365	9,500	7,281	6,211
Custody fees and expenses	15,065	2,608	27,428	6,379	14,404	13,138
Reports to shareholders	1,751	546	2,435	1,103	1,381	616
Other	4,090	627	8,772	2,124	4,956	1,049
Total expenses	1,401,040	242,330	2,319,955	543,122	1,055,666	422,623
Less, expense waiver and/or reimbursement (Note B)	(27,303)	(47,567)	(390,263)	(100,565)	(368,433)	(101,347)
Net expenses	1,373,737	194,763	1,929,692	442,557	687,233	321,276
Net investment income (loss)	10,339	25,430	1,351,614	823,921	4,802,423	722,440
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$16,625,904	$2,260,810	$12,453,223	$1,665,871	$(917,328)	$109,824
Foreign currency translation	—	—	—	—	—	(17,117)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,453,176)	(1,816,690)	759,078	3,036,159	6,445,633	8,790,973
Foreign currency translation	—	—	570	132	—	31,139
Net Realized and Unrealized Gain (Loss)	1,172,728	444,120	13,212,871	4,702,162	5,528,305	8,914,819
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,183,067	$469,550	$14,564,485	$5,526,083	$10,330,728	$9,637,259
* Net of foreign taxes withheld and/or issuance fees	$4,444	$591	$14,416	$1,669	$—	$122,255

The accompanying notes are an integral part of these financial statements.

17

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Small Cap Equity Fund		LKCM Small-Mid Cap Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment gain (loss)	$10,339	$18,868	$25,430	$(51,641)
Net realized gain (loss)	16,625,904	19,792,543	2,260,810	(10,246)
Net change in unrealized appreciation (depreciation)	(15,453,176)	18,672,498	(1,816,690)	4,941,304
Net increase in net assets resulting from operations	1,183,067	38,483,909	469,550	4,879,417
Net Dividends and Distributions to Shareholders
Capital Gain Distribution	—	(19,098,420)	—	—
Net Dividends and Distributions to Shareholders	—	(19,098,420)	—	—
Net increase in net assets from
Fund share transactions (Note C)	3,699,744	32,078,444	1,322,283	5,646,683
Total increase in net assets	4,882,811	51,463,933	1,791,833	10,526,100
Net Assets:
Beginning of year	283,014,030	231,550,097	39,019,871	28,493,771
End of year	$287,896,841	$283,014,030	$40,811,704	$39,019,871

The accompanying notes are an integral part of these financial statements.

18

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Equity Fund		LKCM Balanced Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$1,351,614	$2,668,816	$823,921	$1,393,786
Net realized gain	12,453,223	51,295,433	1,665,871	3,901,702
Net change in unrealized appreciation	759,648	15,478,606	3,036,291	6,701,157
Net increase in net assets resulting from operations	14,564,485	69,442,855	5,526,083	11,996,645
Net Dividends and Distributions to Shareholders
Investment income	—	(2,500,301)	(839,372)	(1,364,595)
Capital Gain Distribution	—	(30,192,384)	—	(3,782,676)
Net Dividends and Distributions to Shareholders	—	(32,692,685)	(839,372)	(5,147,271)
Net decrease in net assets from
Fund share transactions (Note C)	(18,893,744)	(22,943,692)	(4,847,800)	(5,593,729)
Total increase in net assets	(4,329,259)	13,806,478	(161,089)	1,255,645
Net Assets:
Beginning of year	508,483,159	494,676,681	114,922,770	113,667,125
End of year	$504,153,900	$508,483,159	$114,761,681	$114,922,770

The accompanying notes are an integral part of these financial statements.

19

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Fixed Income Fund		LKCM International Equity Fund
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$4,802,423	$8,433,203	$722,440	$852,377
Net realized gain (loss)	(917,328)	(1,889,890)	92,707	951,781
Net change in unrealized appreciation	6,445,633	1,750,631	8,822,112	1,106,573
Net increase in net assets resulting from operations	10,330,728	8,293,944	9,637,259	2,910,731
Net Dividends and Distributions to Shareholders:
Investment income	(5,066,921)	(8,412,958)	—	(834,475)
Realized Capital Gain Distribution	—	—	—	—
Net Dividends and Distributions to Shareholders	(5,066,921)	(8,412,958)	—	(834,475)
Net increase (decrease) in net assets from
Fund share transactions (Note C)	(4,765,682)	(9,250,785)	480,306	(1,992,887)
Total increase (decrease) in net assets	498,125	(9,369,799)	10,117,565	83,369
Net Assets:
Beginning of year	277,122,376	286,492,175	60,328,858	60,245,489
End of year	$277,620,501	$277,122,376	$70,446,423	$60,328,858

The accompanying notes are an integral part of these financial statements.

20

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)
LKCM Small Cap Equity, Small-Mid Cap Equity, Equity, Balanced, Fixed Income and International Equity Funds

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2023
Operations:
Net investment income	$7,736,167	$13,315,409
Net realized gain	32,181,187	74,041,323
Net change in unrealized appreciation	1,793,818	48,650,769
Net increase in net assets resulting from operations	41,711,172	136,007,501
Net Dividends and Distributions to Shareholders
Net investment income	(5,906,293)	(13,112,329)
Realized Capital Gain Distribution	—	(53,073,480)
Net Dividends and Distributions to Shareholders	(5,906,293)	(66,185,809)
Net increase (decrease) in net assets from
Fund share transactions (Note C)	(23,004,893)	(2,055,966)
Total increase in net assets	12,799,986	67,765,726
Net Assets:
Beginning of year	1,282,891,064	1,215,125,338
End of year	$ 1,295,691,050	$1,282,891,064

The accompanying notes are an integral part of these financial statements.

21

LKCM SMALL CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$21.03	$19.53	$16.37	$21.54	$21.77	$16.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	—(1)	—(1)	(0.01)(1)	(0.04)(1)	(0.08)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	0.12	3.03	3.71	(4.73)	3.23	5.85
Total from investment operations	0.12	3.03	3.70	(4.77)	3.15	5.83
LESS DISTRIBUTIONS:
From realized capital gain distribution	—	(1.53)	(0.54)	(0.40)	(3.38)	(0.84)
Total distributions	—	(1.53)	(0.54)	(0.40)	(3.38)	(0.84)
Redemption fees	0.00(2)	0.00(2)	—	—	—	—
Net asset value, end of period	$21.15	$21.03	$19.53	$16.37	$21.54	$21.77
Total return	0.57%(4)	15.45%	22.57%	−22.11%	14.49%	34.79%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$287,897	$283,014	$231,550	$170,039	$229,199	$202,678
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.02%(3)	1.06%	1.07%	1.07%	1.03%	1.07%
After expense waiver and/or reimbursement	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.01)%(3)	(0.05)%	(0.15)%	(0.30)%	(0.35)%	(0.20)%
After expense waiver and/or reimbursement	0.01%(3)	0.01%	(0.08)%	(0.23)%	(0.32)%	(0.13)%
Portfolio turnover rate	20%(4)	29%	28%	42%	42%	60%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

22

LKCM SMALL-MID CAP EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.46	$9.91	$7.88	$10.97	$11.15	$9.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.01(1)	(0.02)(1)	(0.00)(1)	(0.01)(1)	(0.06)(1)	(0.02)(1)
Net realized and unrealized gains (losses)	0.13	1.57	2.03	(2.43)	1.77	2.80
Total from investment operations	0.14	1.55	2.03	(2.44)	1.71	2.78
LESS DISTRIBUTIONS:
From realized capital gain distribution	—	—	—	(0.65)	(1.89)	(0.72)
Total distributions	—	—	—	(0.65)	(1.89)	(0.72)
Redemption fees	—	0.00(2)	0.00(2)	—	—	—
Net asset value, end of period	$11.60	$11.46	$9.91	$7.88	$10.97	$11.15
Total return	1.22%(4)	15.64%	25.76%	−22.12%	15.37%	30.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$40,812	$39,020	$28,494	$15,234	$14,355	$15,108
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.24%(3)	1.40%	1.74%	1.80%	1.74%	1.98%
After expense waiver and/or reimbursement	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	(0.11)%(3)	(0.56)%	(0.77)%	(0.92)%	(1.23)%	(1.25)%
After expense waiver and/or reimbursement	0.13%(3)	(0.15)%	(0.03)%	(0.11)%	(0.49)%	(0.27)%
Portfolio turnover rate	17%(4)	31%	32%	50%	50%	76%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

23

LKCM EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.88	$34.41	$30.99	$38.69	$33.74	$29.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10(1)	0.19(1)	0.30(1)	0.31(1)	0.16(1)	0.17(1)
Net realized and unrealized gains (losses)	1.01	4.79	3.62	(6.31)	7.43	6.44
Total from investment operations	1.11	4.98	3.92	(6.00)	7.59	6.61
LESS DISTRIBUTIONS:
From net investment income	—	(0.19)	(0.31)	(0.30)	(0.17)	(0.17)
From realized capital gain distribution	—	(2.32)	(0.19)	(1.40)	(2.47)	(1.72)
Total distributions	—	(2.51)	(0.50)	(1.70)	(2.64)	(1.89)
Redemption fees	0.00(2)	0.00(2)	—	0.00(2)	—	—
Net asset value, end of period	$37.99	$36.88	$34.41	$30.99	$38.69	$33.74
Total return	3.01%(4)	14.44%	12.65%	−15.44%	22.48%	22.83%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$504,154	$508,483	$494,677	$460,642	$542,696	$449,653
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.96%(3)	0.98%	1.00%	0.97%	0.96%	0.98%
After expense waiver and/or reimbursement	0.80%(3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.40%(3)	0.33%	0.73%	0.74%	0.27%	0.37%
After expense waiver and/or reimbursement	0.56%(3)	0.52%	0.93%	0.91%[0]	0.43%	0.55%
Portfolio turnover rate	2%(4)	9%	10%	11%	11%	10%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

24

LKCM Balanced Fund
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.59	$26.00	$24.29	$29.21	$26.76	$24.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20(1)	0.33(1)	0.28(1)	0.26(1)	0.20(1)	0.24(1)
Net realized and unrealized gains (losses)	1.16	2.53	2.34	(4.30)	3.54	3.42
Total from investment operations	1.36	2.86	2.62	(4.04)	3.74	3.66
LESS DISTRIBUTIONS:
From net investment income	(0.21)	(0.33)	(0.29)	(0.27)	(0.20)	(0.24)
From realized capital gain distribution	—	(0.94)	(0.62)	(0.61)	(1.09)	(0.88)
Total distributions	(0.21)	(1.27)	(0.91)	(0.88)	(1.29)	(1.12)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	—	—
Net asset value, end of period	$28.74	$27.59	$26.00	$24.29	$29.21	$26.76
Total return	4.96%(4)	10.99%(4)	10.84%	−13.84%	14.01%	15.28%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$114,762	$114,923	$113,667	$108,746	$144,901	$125,507
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.98%(3)	1.02%	1.04%	0.99%	0.96%	0.99%
After expense waiver and/or reimbursement	0.80%(3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	1.31%(3)	0.99%	0.87%	0.82%	0.53%	0.78%
After expense waiver and/or reimbursement	1.48%(3)	1.20%	1.11%	1.01%	0.69%	0.97%
Portfolio turnover rate	3%(4)	15%	11%	13%	11%	18%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

25

LKCM FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.36	$10.36	$10.10	$10.87	$11.19	$10.92
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18(1)	0.31(1)	0.24(1)	0.16(1)	0.15(1)	0.19(1)
Net realized and unrealized gains (losses)	0.21	0.00(2)	0.26	(0.77)	(0.32)	0.27
Total from investment operations	0.39	0.31	0.50	(0.61)	(0.17)	0.46
LESS DISTRIBUTIONS:
From net investment income	(0.19)	(0.31)	(0.24)	(0.15)	(0.15)	(0.19)
From realized capital gain distribution	—	—	—	(0.01)	(0.00)(2)	—
Total distributions	(0.19)	(0.31)	(0.24)	(0.16)	(0.15)	(0.19)
Redemption fees	—	—	0.00(2)	—	—	—
Net asset value, end of period	$10.56	$10.36	$10.36	$10.10	$10.87	$11.19
Total return	3.81%(4)	3.06%	4.98%	−5.63%	−1.54%	4.29%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$277,621	$277,122	$286,492	$275,387	$295,745	$289,857
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	0.77%(3)	0.81%	0.81%	0.79%	0.78%	0.79%
After expense waiver and/or reimbursement	0.50%(3)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	3.23%(3)	2.70%	2.02%	1.25%	1.05%	1.46%
After expense waiver and/or reimbursement	3.49%(3)	3.01%	2.33%	1.54%	1.33%	1.75%
Portfolio turnover rate	19%(4)	25%	23%	21%	31%	46%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

26

LKCM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.11	$12.68	$11.08	$14.50	$12.44	$10.89
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.16(1)	0.18(1)	0.19(1)	0.45(1)	0.10(1)	0.03(1)
Net realized and unrealized gains (losses)	1.93	0.43	1.59	(3.42)	2.14	1.54
Total from investment operations	2.09	0.61	1.78	(2.97)	2.24	1.57
LESS DISTRIBUTIONS:
From net investment income	—	(0.18)	(0.18)	(0.30)	(0.08)	(0.02)
From return of capital	—	—	—	—	—	(0.00)(2)
From realized capital gain distribution	—	—	—	(0.15)	(0.10)	—
Total distributions	—	(0.18)	(0.18)	(0.45)	(0.18)	(0.02)
Net asset value, end of period	$15.20	$13.11	$12.68	$11.08	$14.50	$12.44
Total return	15.94%(4)	4.83%	16.09%	−20.51%	18.00%	14.45%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period ($000’s)	$70,446	$60,329	$60,245	$45,009	$55,504	$32,295
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.32%(3)	1.38%	1.41%	1.45%	1.40%	1.88%
After expense waiver and/or reimbursement	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	1.93%(3)	0.98%	1.17%	3.35%	0.29%	(0.55)%
After expense waiver and/or reimbursement	2.25%(3)	1.36%	1.58%	3.80%	0.69%	0.33%
Portfolio turnover rate	12%(4)	17%	11%	26%	15%	6%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

27

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2025, six of which are presented herein and include the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Equity Fund (collectively, the “Funds”). The assets of the Funds are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), December 30, 1997 (LKCM Balanced Fund and LKCM Fixed Income Fund), May 2, 2011 (LKCM Small-Mid Cap Equity Fund) and May 1, 2019 (LKCM International Equity Fund). Each Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by a Fund in its discretion.
The LKCM Small Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market capitalizations at the time of investment between $0.8 billion and $7 billion) which Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Small-Mid Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies (those with market capitalizations at the time of investment between $2 billion and $20 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation and/or companies that the Adviser believes have attractive relative valuations. The LKCM Balanced Fund seeks current income and long-term capital appreciation by investing primarily in a portfolio of equity and fixed income securities with at least 25% of the Fund’s total assets invested in fixed income securities under normal circumstances. The LKCM Fixed Income Fund seeks current income by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The LKCM International Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of non-U.S. companies and invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value

28

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Funds’ investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2025, the Funds' assets carried at fair value were classified as follows:
LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$285,279,807	$—	$—	$285,279,807
Short-Term Investments	3,138,297	—	—	3,138,297
Total Investments*	$288,418,104	$—	$—	$288,418,104

29

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$39,608,460	$—	$—	$39,608,460
Short-Term Investments	1,245,751	—	—	1,245,751
Total Investments*	$40,854,211	$—	$—	$40,854,211

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$496,526,230	$—	$—	$496,526,230
Short-Term Investments	8,050,609	—	—	8,050,609
Total Investments*	$504,576,839	$—	$—	$504,576,839

LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$78,697,787	$—	$—	$78,697,787
Corporate Bonds	—	33,522,179	—	33,522,179
REITs	994,590	—	—	994,590
Short-Term Investment	1,284,991	—	—	1,284,991
Total Investments*	$80,977,368	$33,522,179	$—	$114,499,547

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$202,041,884	$—	$202,041,884
U.S. Government Sponsored Entities	—	35,192,204	—	35,192,204
U.S. Government Issues	—	23,544,215	—	23,544,215
U.S. Treasury Obligations	—	11,039,846	—	11,039,846
Short-Term Investment	2,784,599	—	—	2,784,599
Total Investments*	$2,784,599	$271,818,149	$—	$274,602,748

LKCM International Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,845,531	$56,833,697	$—	$64,679,228
Preferred Stock	—	1,510,872	—	1,510,872
Short-Term Investments	4,044,061	—	—	4,044,061
Total Investments*	$11,889,592	$58,344,569	$—	$70,234,161

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. reporting period.

30

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
2.
Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and each Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.
Distributions to Shareholders: The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund and LKCM International Equity Fund generally intend to declare and pay income dividends and distribute net capital gains, if any, at least on an annual basis. The LKCM Balanced Fund and LKCM Fixed Income Fund generally intend to declare and pay income dividends on a quarterly basis and distribute net capital gains, if any, at least on an annual basis.

4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Funds may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

10.
Restricted and Illiquid Securities: The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Funds to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition

31

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
11.
Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Trust’s principal executive officer and principal financial officer act as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Funds under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Funds through May 1, 2026 in order to limit each Fund’s operating expenses to the annual cap rates presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the six months ended June 30, 2025, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations: expenses to meet its expense cap obligations:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Annual Management Fee Rate	0.75%	0.75%	0.70%	0.65%	0.50%	0.90%
Annual Cap on Expenses	1.00%	1.00%	0.80%	0.80%	0.50%	1.00%
Fees Waived and/or Expenses Reimbursed in 2025	$27,303	$47,567	$390,263	$100,565	$368,433	$101,347

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Trust and serves as accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Funds.

32

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Funds have adopted a Distribution Plan pursuant to Rule 12b—1 under the 1940 Act, under which each Fund may pay an annualized fee of up to 0.75% of its average daily net assets for distribution and other services. Currently, the Board of Trustees has not authorized payments under this plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.
C. FUND SHARES
At June 30, 2025, there was an unlimited number of shares of beneficial interest, no par value, authorized, for each Fund. The following tables summarize the activity in shares of each Fund: each Fund. The following table summarizes the activity in shares of each Fund:
LKCM Small Cap Equity Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	819,421	$17,048,466	1,932,642	$39,616,847
Shares issued to shareholders in reinvestment of distributions	—	—	840,316	17,814,706
Shares redeemed	(664,274)	(13,348,742)	(1,172,132)	(25,353,567)
Redemption fee	—	20	458
Net increase	155,147	$3,699,744	1,600,827	$32,078,444
Shares Outstanding:
Beginning of period	13,456,966		11,856,139
End of period	13,612,113		13,456,966

LKCM Small-Mid Cap Equity Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	241,721	$2,715,130	670,022	$7,098,560
Shares issued to shareholders in reinvestment of distributions	—	—	—	—
Shares redeemed	(128,575)	(1,392,847)	(140,385)	(1,451,877)
Redemption fee	—	—	—	—
Net increase	113,146	$1,322,283	529,637	$5,646,683
Shares Outstanding:
Beginning of period	3,406,198		2,876,562
End of period	3,519,344		3,406,198

33

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LKCM Equity Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	220,462	$7,915,751	404,257	$14,933,764
Shares issued to shareholders in reinvestment of distributions	—	—	843,664	31,325,241
Shares redeemed	(734,877)	(26,809,495)	(1,839,762)	(69,204,555)
Redemption fee	—	0	—	1,858
Net decrease	(514,415)	$(18,893,744)	(591,841)	$(22,943,692)
Shares Outstanding:
Beginning of period	13,786,012		14,377,853
End of period	13,271,597		13,786,012

LKCM Balanced Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	77,937	$2,137,557	140,456	$4,030,087
Shares issued to shareholders in reinvestment of distributions	29,130	813,047	179,311	4,985,889
Shares redeemed	(280,184)	(7,798,405)	(526,267)	(14,609,707)
Redemption fee	—	1	—	2
Net decrease	(173,117)	$(4,847,800)	(206,501)	$(5,593,729)
Shares Outstanding:
Beginning of period	4,165,985		4,372,486
End of period	3,992,868		4,165,985

LKCM Fixed Income Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	514,192	$5,376,250	2,037,482	$21,176,820
Shares issued to shareholders in reinvestment of distributions	435,727	4,574,409	739,156	7,670,884
Shares redeemed	(1,407,232)	(14,716,341)	(3,690,233)	(38,098,490)
Redemption fee	—	—	—
Net decrease	(457,313)	$(4,765,682)	(913,595)	$(9,250,785)
Shares Outstanding:
Beginning of period	26,749,147		27,662,742
End of period	26,291,834		26,749,147

34

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
LKCM International Equity Fund

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	81,358	$1,159,766	147,146	$2,007,875
Shares issued to shareholders in reinvestment of distributions	—	—	49,109	647,743
Shares redeemed	(49,134)	(679,460)	(346,336)	(4,648,505)
Net increase (decrease)	32,224	$480,306	(150,082)	$(1,992,887)
Shares Outstanding:
Beginning of period	4,602,856		4,752,938
End of period	4,635,080		4,602,856

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the period ended June 30, 2025 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
LKCM Small Cap Equity Fund	$—	$61,216,761	$—	$52,622,316
LKCM Small-Mid Cap Equity Fund	—	8,644,526	—	6,459,418
LKCM Equity Fund	—	10,719,813	—	19,991,357
LKCM Balanced Fund	—	3,406,599	—	8,876,208
LKCM Fixed Income Fund	5,935,742	45,517,343	28,550,075	26,778,430
LKCM International Equity Fund	—	7,683,156	—	9,946,066

E.	TAX INFORMATION
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund	LKCM Equity Fund	LKCM Balanced Fund	LKCM Fixed Income Fund	LKCM International Equity Fund
Tax cost	$193,159,652	$28,548,524	$245,586,036	$75,104,466	$279,956,636	$51,499,815
Gross unrealized appreciation	$95,618,646	$11,250,044	$269,818,427	$41,219,525	$836,817	$13,518,411
Gross unrealized depreciation	(6,086,151)	(743,535)	6,111,508)	(1,576,286)	(6,353,756)	(4,794,628)
Net unrealized appreciation	$89,532,495	$10,506,509	$263,706,919	$39,643,239	$(5,516,939)	$8,723,783
Undistributed ordinary income	18,868	—	—	29,191	348,984	581,990
Undistributed long-term capital gain	—	—	17,397,368	—	—	—
Distributable earnings	$18,868	$—	$17,397,368	$29,191	$348,984	$581,990
Other accumulated losses	—	(194,260)	—	(5,432)	(4,262,301)	(2,783,941)
Total distributable earnings	$89,551,363	$10,312,249	$281,104,287	$39,666,998	$(9,430,256)	$6,521,832

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

35

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2024, the capital loss carryforwards were as follows:

	Short-Term	Long-Term	Capital Loss Carryover Utilized
LKCM Small-Mid Cap Equity Fund	$194,260	$—	$—
LKCM Fixed Income Fund	463,294	3,799,007	—
LKCM International Equity Fund	841,195	1,942,746	967,548

At December 31, 2024, the following Funds deferred, on a tax basis, post-October capital losses of:

LKCM Balanced Fund	$5,432

The tax components of dividends paid during the periods shown below for the Funds were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Small Cap Equity Fund	$—	$—	$—	$19,098,420
LKCM Small-Mid Cap Equity Fund	—	—	—	—
LKCM Equity Fund	—	—	2,500,301	30,192,384
LKCM Balanced Fund	839,372	—	1,364,595	3,782,676
LKCM Fixed Income Fund	5,066,921	—	8,412,958	—
LKCM International Equity Fund	—	—	834,475	—

The Funds designated earnings and profits distributed to shareholders upon the redemption of shares during 2025 and 2024 in determining undistributed net capital gains as of December 31, 2024.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2021 through December 31, 2024 for all LKCM Funds. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2024. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Funds would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East, tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions

36

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2025 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

37

LKCM FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
RENEWAL OF INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO LKCM SMALL CAP EQUITY FUND, LKCM SMALL-MID CAP EQUITY FUND, LKCM EQUITY FUND, LKCM BALANCED
FUND, LKCM FIXED INCOME FUND AND LKCM INTERNATIONAL EQUITY FUND
Introduction. At a meeting held on February 25, 2025, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Small Cap Equity Fund (the “Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), LKCM Equity Fund (the “Equity Fund”), LKCM Balanced Fund (the “Balanced Fund”), LKCM Fixed Income Fund (the “Fixed Income Fund”) and LKCM International Equity Fund (the “International Equity Fund” and collectively, the “Funds”).
In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to a relevant market index, peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”) and an account managed by LKCM pursuant to similar investment strategies (“Similar Account”) or a composite (“Composite”) of Similar Accounts; (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund, how those compared to a peer group of funds compiled by Broadridge, and how each applicable Fund’s contractual advisory fee rate compared to the Similar Accounts; (4) the costs of services provided to the Funds and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as a Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Funds. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.
In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, reports relating to each Fund’s performance and expenses, information regarding the Similar Accounts, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Funds’ performance and expenses and various aspects of the Funds’ operations.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to each Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Funds, including identifying investments for the Funds, monitoring the Funds’ investment programs, executing trades and overseeing the Funds’ performance and compliance with applicable rules and regulations and the Funds’ investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Funds. The Board also considered LKCM’s representation that it has invested

38

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to each Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.
The Board also considered the compliance services provided to the Funds by LKCM, including LKCM’s oversight of the Funds’ day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Funds’ key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that it believes that its soft dollar and commission-sharing arrangements for client transactions (including those for the Funds) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.
Performance of the Funds. The Board considered the performance of each Fund compared to the Fund’s benchmark index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2024. Additionally, the Board considered LKCM’s discussion of each Fund’s performance.
The Board considered LKCM’s representation that its investment strategy for the Funds focuses on investments in higher quality companies that meet LKCM’s stringent investment criteria, which LKCM believes have not been characteristics that have driven the performance of certain funds’ benchmarks in certain years. The Board considered that these factors had affected the performance of certain Funds for shorter and/or longer-term periods ended December 31, 2024. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from a Fund’s performance during the prior year.
The Board considered that the Small Cap Equity Fund outperformed the Russell 2000 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since-inception periods.
The Board considered that the Small-Mid Cap Equity Fund outperformed the Russell 2500 Index and its Lipper Index for the one-year, three-year, five-year and ten-year periods, but underperformed for the since-inception period.
The Board considered that the Equity Fund underperformed the S&P 500 Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered that the Equity Fund underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods, but outperformed its Lipper Index for the since-inception period.
The Board considered that the Balanced Fund underperformed the S&P 500 Index, and outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index, for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered the Balanced Fund’s performance as compared to a custom blended index that reflected the Fund’s historical allocation to equity and fixed income securities. The Board considered that the Balanced Fund underperformed the Blended Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered that the Balanced Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.
The Board considered that the Fixed Income Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the one-year, three-year, five-year and ten-year periods, but underperformed for the since-inception period. The Board noted that the Fixed Income Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.
The Board noted that the International Equity Fund outperformed the MSCI EAFE Index and its Lipper Index for the one-year, five-year and since-inception periods, and underperformed for the three-year period.
The Board also considered the performance of each Fund against its Similar Account or Composite, as applicable. The Board considered LKCM’s explanation that underperformance, if any, generally was attributable to tax considerations attendant to the management of a Fund that do not apply to non-taxable portfolios included in the Composite as well as the timing of cash flows resulting from shareholder purchases and redemptions. In the case of the International Equity Fund, the Board also considered LKCM’s explanation that the Fund’s underperformance relative

39

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
to a private investment partnership was attributable to the timing of cash flows associated with the investment of Fund assets, as the Fund realized net subscriptions and the investment of those proceeds.
Fees and Expenses. The Board considered each Fund’s contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements). The Board also considered that LKCM had implemented fee waivers and expense caps for each Fund through May 1, 2025, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2026.
The Board considered comparisons of the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). Contractual advisory fee rates were compared to the Expense Group at a Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Funds’ administrative expenses because the Funds pay separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.
The Board considered that, although certain of the Funds’ contractual advisory fee rates are higher than those of their peers, the expense cap arrangements generally cause the Funds’ actual advisory fee rates and overall net expense ratios to be lower than, or in line with, those of their peers.
The Board considered that the contractual advisory fee rate for the Small Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Small Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Small-Mid Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Small-Mid Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small-Mid Cap Equity Fund’s contractual advisory fee rate was equal to the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and Expense Universe, as applicable. The Board also considered that the Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Balanced Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Balanced Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile in its Expense Universe. In this case, the Balanced Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the Fixed Income Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Fixed Income Fund’s net expense ratio was in the first quartile of its Expense Group and Expense Universe. In this case, the Fixed Income Fund’s contractual advisory fee

40

LKCM FUNDS
ADDITIONAL INFORMATION(Continued)
rate was higher than the median of its Expense Group and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.
The Board considered that the contractual advisory fee rate for the International Equity Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the International Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the third quartile for its Expense Universe. In this case, the International Equity Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and slightly higher than the median of its Expense Universe.
The Board also considered the advisory fee rates generally charged by LKCM to Similar Accounts and noted LKCM’s explanation that the fee rates charged by LKCM to the Funds and its Similar Accounts differ primarily as a result of the greater regulatory, compliance and related expenses incurred by LKCM in providing investment management services to the Funds as compared to the Similar Accounts.
Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Funds and the profitability of LKCM. The Board considered the fees paid by each Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM on a Fund-by-Fund basis for the past calendar year, before and after any distribution payments made by LKCM. The Board considered that, during the year, LKCM had capped the Funds’ net expense ratios and facilitated the distribution of the Funds. With respect to economies of scale, the Board considered that the Funds generally benefit from competitive effective advisory fee rates and net expense ratios despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Funds’ advisory fee rate schedules, LKCM waives fees and/or reimburses expenses to maintain the Funds’ effective advisory fee rates and net expense ratios at competitive levels.
Benefits Derived by LKCM from Its Relationship with the Funds. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Funds. The Board considered that LKCM believes that both LKCM and the Funds benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Funds’ portfolio companies. The Board also considered that LKCM believes its relationship with the Funds provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Funds.
Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Funds; and (3) approved the renewal of the Agreement with respect to the Funds.

41

LKCM Aquinas Catholic Equity Fund
Financial Statements and Other Information
June 30, 2025

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.5%
L3Harris Technologies, Inc.	6,000	$1,505,040
Banks - 0.8%
Cullen/Frost Bankers, Inc.	4,000	514,160
Beverages - 3.5%
Keurig Dr Pepper, Inc.	25,000	826,500
PepsiCo, Inc.	10,000	1,320,400
		2,146,900
Broadline Retail - 2.9%
Amazon.com, Inc.(a)	8,000	1,755,120
Capital Markets - 3.6%
Charles Schwab Corp.	10,000	912,400
Intercontinental Exchange, Inc.	7,000	1,284,290
		2,196,690
Chemicals - 10.4%
Corteva, Inc.	22,500	1,676,925
DuPont de Nemours, Inc.	10,000	685,900
Ecolab, Inc.	5,000	1,347,200
Linde PLC	2,000	938,360
Sherwin-Williams Co.	5,000	1,716,800
		6,365,185
Construction Materials - 1.8%
Martin Marietta Materials, Inc.	2,000	1,097,920
Electric Utilities - 1.6%
Constellation Energy Corp.	3,100	1,000,556
Electronic Equipment, Instruments & Components - 5.6%
Teledyne Technologies, Inc.(a)	3,000	1,536,930
Trimble, Inc.(a)	25,000	1,899,500
		3,436,430
Financial Services - 1.6%
Fiserv, Inc.(a)	5,500	948,255
Food Products - 1.1%
Kraft Heinz Co.	25,000	645,500
Health Care Equipment & Supplies - 5.5%
Alcon AG	13,500	1,191,780
Stryker Corp.	5,500	2,175,965
		3,367,745
Household Durables - 1.5%
Whirlpool Corporation	9,300	943,206
Independent Power and Renewable Electricity Producers - 2.1%
Clearway Energy, Inc. - Class C	40,000	1,280,000

	Shares	Value
Interactive Media & Services - 4.0%
Alphabet, Inc. - Class A - Class A	14,000	$2,467,220
Leisure Products - 1.3%
Mattel, Inc.(a)	40,000	788,800
Machinery - 3.3%
Chart Industries, Inc.(a)	2,700	444,555
IDEX Corp.	5,300	930,521
Illinois Tool Works Inc.	2,500	618,125
		1,993,201
Marine Transportation - 1.5%
Kirby Corp.(a)	8,000	907,280
Oil, Gas & Consumable Fuels - 6.7%
Devon Energy Corp.	25,000	795,250
Diamondback Energy Inc.	5,000	687,000
Expand Energy Corp.	8,500	993,990
Kinder Morgan, Inc.	27,500	808,500
Permian Resources Corp.	60,000	817,200
		4,101,940
Pharmaceuticals - 2.6%
Zoetis, Inc.	10,000	1,559,500
Professional Services - 4.5%
Broadridge Financial Solutions, Inc.	5,500	1,336,665
Verisk Analytics, Inc.	4,500	1,401,750
		2,738,415
Semiconductors & Semiconductor Equipment - 4.8%
NVIDIA Corp.	18,500	2,922,815
Software - 16.2%
Adobe, Inc.(a)	3,700	1,431,456
Microsoft Corp.	6,300	3,133,683
Oracle Corp.	14,000	3,060,820
Roper Technologies, Inc.	4,000	2,267,360
		9,893,319
Specialty Retail - 4.4%
Academy Sports & Outdoors, Inc.	27,500	1,232,275
Home Depot, Inc.	4,000	1,466,560
		2,698,835
Technology Hardware, Storage & Peripherals - 2.7%
Apple Inc.	8,000	1,641,360
Textiles, Apparel & Luxury Goods - 1.6%
Ralph Lauren Corp.	3,500	959,980
TOTAL COMMON STOCKS (Cost $29,711,274)		59,875,372

The accompanying notes are an integral part of these financial statements.

1

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.1%
Money Market Funds - 2.1%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares - Class Institutional, 4.26%(b)	1,308,303	$1,308,303
TOTAL SHORT-TERM INVESTMENTS (Cost $1,308,303)		1,308,303
TOTAL INVESTMENTS - 100.2% (Cost $31,019,577)		$61,183,675
Liabilities in Excess of Other Assets - (0.2)%		(98,539)
TOTAL NET ASSETS - 100.0%		$61,085,136

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
The accompanying notes are an integral part of these financial statements.

2

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

Assets
Investments, at value*	$61,183,675
Dividends and interest receivable	34,545
Receivable for Fund shares sold	8,218
Prepaid trustees’ fees and officer compensation (Note B)	2,994
Prepaid expenses and other assets	27,746
Total assets	61,257,178
Liabilities
Payable for investment advisory fees	70,506
Payable for distribution expense	27,582
Payable for administrative fees	14,738
Payable for accounting and transfer agent fees and expenses	14,912
Payable for professional fees	12,489
Payable for custody fees and expenses	1,506
Payable for Fund shares redeemed	30,291
Accrued expenses and other liabilities	18
Total liabilities	172,042
Commitments and Contingencies (Note A)
Net assets	$61,085,136
Net Assets Consist of:
Paid-in capital	$27,871,847
Total distributable earnings	33,213,289
Net assets	$61,085,136
Shares of beneficial interest outstanding (unlimited shares of no par value authorized)	3,338,621
Net asset value per share (offering and redemption price)	$18.30
* Cost of Investments	$31,019,577

The accompanying notes are an integral part of these financial statements.

3

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends*	$403,438
Interest	16,643
Total investment income	420,081
Expenses:
Investment advisory fees (Note B)	262,759
Administrative fees	39,159
Accounting and transfer agent fees and expenses	47,874
Distribution expense (Note B)	29,195
Professional fees	11,889
Trustees’ fees and officer compensation (Note B)	8,617
Federal and state registration	9,988
Custody fees and expenses	3,735
Reports to shareholders	1,500
Other	1,023
Total expenses	415,739
Less, expense waiver and/or reimbursement (Note B)	(123,784)
Net expenses	291,955
Net investment income (loss)	128,126
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$2,886,011
Net change in unrealized appreciation (depreciation) on:
Investments	(647,517)
Net Realized and Unrealized Gain (Loss)	2,238,494
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 2,366,620
* Net of foreign taxes withheld and/or issuance fees	$717

The accompanying notes are an integral part of these financial statements.

4

LKCM AQUINAS CATHOLIC EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024

Operations:
Net investment income	$128,126	$178,517
Net realized gain	2,886,011	4,380,108
Net change in unrealized appreciation	(647,517)	2,743,520
Net increase in net assets resulting from operations	2,366,620	7,302,145
Net Dividends and Distributions to Shareholders	—	(4,426,034)
Net increase (decrease) in net assets from fund share transactions	(1,390,779)	(989,966)
Total increase in net assets	975,841	1,886,145
Net Assets:
Beginning of period	60,109,295	58,223,150
End of period	$ 61,085,136	$60,109,295

The accompanying notes are an integral part of these financial statements.

5

LKCM AQUINAS CATHOLIC EQUITY FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$17.59	$16.73	$15.05	$19.52	$17.53	$15.06
Income (loss) from investment operations:
Net investment income (loss)	0.04(1)	0.05(1)	0.12(1)	0.17(1)	0.05(1)	0.06(1)
Net realized and unrealized gains (losses)	0.67	2.20	2.00	(3.72)	4.40	3.59
Total from investment operations	0.71	2.25	2.12	(3.55)	4.45	3.65
Less distributions:
From net investment income	—	(0.05)	(0.12)	(0.18)	(0.05)	(0.06)
From realized capital gains	—	(1.34)	(0.32)	(0.74)	(2.41)	(1.12)
Total distributions	—	(1.39)	(0.44)	(0.92)	(2.46)	(1.18)
Redemption fees	0.00(2)	0.00(2)	0.00(2)	—	—	—
Net asset value, end of period	$18.30	$17.59	$16.73	$15.05	$19.52	$17.53
Total return	4.04%(4)	13.37%	14.07%	−18.17%	25.34%	24.28%
Ratios and Supplemental Data:
Net assets, end of period ($000’s)	$61,085	$60,109	$58,223	$50,083	$63,916	$53,862
Ratio of expenses to average net assets:
Before expense waiver and/or reimbursement	1.42%(3)	1.47%	1.53%	1.45%	1.40%	1.48%
After expense waiver and/or reimbursement	1.00%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and/or reimbursement	0.01%(3)	(0.17)%	0.24%	0.57%	(0.15)%	(0.12)%
After expense waiver and/or reimbursement	0.44%(3)	0.30%	0.77%	1.02%	0.25%	0.36%
Portfolio turnover rate	6%(4)	11%	16%	23%	18%	17%

(1)	Net investment income (loss) per share represents net investment loss divided by the average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.005 per share.
(3)	Annualized.
(4)	Not annualized.
The accompanying notes are an integral part of these financial statements.

6

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of June 30, 2025, one of which is presented herein: the LKCM Aquinas Catholic Equity Fund (the “Fund”). The Fund is subject to expenses pursuant to the Rule 12b-1 plan described in Note B. The Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by the Fund in its discretion.
The LKCM Aquinas Catholic Equity Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process. The LKCM Aquinas Catholic Equity Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings, above- average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (the “Guidelines”). The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices may conflict with the Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company, sell the company’s securities, or otherwise exclude future investments in such company.
The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the

7

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of June 30, 2025, the Fund’s assets carried at fair value were classified as follows:
LKCM Aquinas Catholic Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,875,372	$ —	$ —	$59,875,372
Short-Term Investment	1,308,303	—	—	1,308,303
Total Investments*	$61,183,675	$—	$—	$61,183,675

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
2.
Federal Income Taxes: The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code and the Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.	Distributions to Shareholders: The Fund generally intends to declare and pay income dividends and distribute net capital gain, if any, at least on an annual basis.
4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks

8

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.
5.
Expense Allocation: Expenses incurred by the Funds in the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the consolidated financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

10.
Restricted and Illiquid Securities: The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Fund to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: During the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Trust’s principal executive officer and principal financial officer act as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on

9

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rate presented below as applied to the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Fund through May 1, 2026 in order to limit the Fund’s operating expenses to the annual cap rate presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the six months ended June 30, 2025, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

LKCM Aquinas Catholic Equity Fund
Annual Management Fee Rate	0.90%
Annual Cap on Expenses	1.00%
Fees Waived and/or Expenses Reimbursed in 2025	$(123,784)

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Fund and serves as accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund, under which the Fund may pay an annualized fee of up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized an annual fee of 0.10% of the average daily net assets for the Fund.

10

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
C. FUND SHARES
At June 30, 2025, there was an unlimited number of shares of beneficial interest, no par value, authorized for the Fund. The following table summarizes the activity in shares of the Fund:

	Six Months Ended June 30, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	42,534	$719,480	94,402	$1,689,787
Shares issued to shareholders in reinvestment of distributions	—	—	233,056	4,136,741
Shares redeemed	(121,302)	(2,110,267)	(390,153)	(6,816,546)
Redemption fee		8		52
Net increase	(78,769)	$(1,390,779)	(62,695)	$(989,966)
Shares Outstanding:
Beginning of period	3,417,390		3,480,085
End of period	3,338,621		3,417,390

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the Fund for the period ended June 30, 2025 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$3,565,352	$ —	$5,785,247

E. TAX INFORMATION
At December 31, 2024, the components of accumulated earnings (losses) on a tax basis for the Fund were as follows:

Tax cost	$29,389,180
Gross unrealized appreciation	$31,215,615
Gross unrealized depreciation	(404,000)
Net unrealized appreciation	$30,811,615
Undistributed ordinary income	35,054
Undistributed long-term capital gain	—
Distributable earnings	$35,054
Other accumulated losses	—
Total distributable earnings	$30,846,669

At December 31, 2024, the Fund deferred, on a tax basis, no post-October capital losses.
To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2024, the Fund had no capital loss carryforwards.

11

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The tax components of dividends paid during the periods shown below for the Fund were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Aquinas Catholic Equity Fund	$153,095	$4,272,939	$416,560	$1,078,666

The Fund designated earnings and profits distributed to shareholders upon the redemption of shares during 2024 and 2023 in determining undistributed net capital gains as of December 31, 2024 and 2023, respectively.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2021 through December 31, 2024. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2024. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Fund would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred subsequent to June 30, 2025 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

12

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
RENEWAL OF INVESTMENT ADVISORY AGREEMENT WITH RESPECT
TO LKCM AQUINAS CATHOLIC EQUITY FUND
Introduction. At a meeting held on February 25, 2025, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Aquinas Catholic Equity Fund (the “Fund”).
In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to the Fund; (2) the performance of the Fund as compared to a relevant market index and peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”); (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of the Fund and how those compared to a peer group of funds compiled by Broadridge; (4) the costs of services provided to the Fund and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as the Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Fund. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.
In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, the Fund’s Catholic values investing mandate, reports relating to the Fund’s performance and expenses, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Fund’s performance and expenses and various aspects of the Fund’s operations.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to the Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Fund, including identifying investments for the Fund, monitoring the Fund’s investment program, executing trades and overseeing the Fund’s performance and compliance with applicable rules and regulations and the Fund’s investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Fund. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to the Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

13

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION(Continued)
The Board also considered the compliance services provided to the Fund by LKCM, including LKCM’s oversight of the Fund’s day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Fund’s key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that its soft dollar and commission-sharing arrangements for client transactions (including those for the Fund) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.
Performance of the Fund. The Board considered the performance of the Fund compared to the S&P 500 Index, peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2024. The Board considered that, in 2016, upon the closing of the reorganizations of the LKCM Aquinas Small Cap Fund and LKCM Aquinas Growth Fund into the Fund (the “Reorganization”), the Fund’s name, investment strategies, expenses, benchmark index and Lipper index changed, and the Board considered this in reviewing the Fund’s longer-term performance against its current benchmark and Lipper Index. The Board also considered LKCM’s discussion of the Fund’s performance.
The Board considered that the Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since-inception periods. In considering the comparative performance data, the Board considered that the Fund is managed in accordance with its Catholic values investing guidelines, which restrict the Fund’s investments and generally are not applicable to the S&P 500 Index or the funds included in the Lipper Index. The Board considered LKCM’s representation that the Fund’s stringent investment criteria and certain additional factors cited by LKCM had contributed to or detracted from the Fund’s performance during the prior year.
Fees and Expenses. The Board considered the contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements) of the Fund. The Board also considered that LKCM had implemented fee waivers and expense caps for the Fund through May 1, 2025, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2026.
The Board considered a comparison of the Fund’s contractual advisory fee rate, actual advisory fee rate and net expense ratio to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). The contractual advisory fee rate was compared to the Expense Group at the Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Fund’s administrative expenses because the Fund pays separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.
The Board considered that the Fund’s contractual advisory fee rate was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. The Board also considered that the Fund’s net expense ratio was in the second quartile of its Expense Group and third quartile of its Expense Universe. In this case, the Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and higher than the median of its Expense Universe.
The Board considered that, although the Fund’s contractual advisory fee rate was higher than those of its peers, the expense cap arrangements caused the Fund’s actual advisory fee rate to be lower than that of its peers.
Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Fund and the profitability of LKCM. The Board considered the fees paid by the Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Fund’s net expense ratio. With respect to economies of scale, the Board considered that the Fund generally benefits from a competitive effective advisory fee rate and net expense ratio despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The

14

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION(Continued)
Board also considered that, while there are no breakpoints in the Fund’s advisory fee rate schedule, LKCM waives fees and/or reimburses expenses to maintain the Fund’s effective advisory fee rate and net expense ratio at a competitive level.
Benefits Derived by LKCM from Its Relationship with the Fund. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Fund. The Board considered that LKCM believes that both LKCM and the Fund benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Fund’s portfolio companies. The Board also considered that LKCM believes its relationship with the Fund provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Fund.
Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the Fund.

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT WITH RESPECT TO LKCM SMALL CAP EQUITY FUND, LKCM SMALL-MID CAP EQUITY FUND, LKCM EQUITY FUND, LKCM BALANCED FUND, LKCM FIXED INCOME FUND AND LKCM INTERNATIONAL EQUITY FUND

Introduction. At a meeting held on February 25, 2025, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Small Cap Equity Fund (the “Small Cap Equity Fund”), LKCM Small-Mid Cap Equity Fund (the “Small-Mid Cap Equity Fund”), LKCM Equity Fund (the “Equity Fund”), LKCM Balanced Fund (the “Balanced Fund”), LKCM Fixed Income Fund (the “Fixed Income Fund”) and LKCM International Equity Fund (the “International Equity Fund” and collectively, the “Funds”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to each Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to each Fund; (2) the performance of each Fund as compared to a relevant market index, peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”) and an account managed by LKCM pursuant to similar investment strategies (“Similar Account”) or a composite (“Composite”) of Similar Accounts; (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund, how those compared to a peer group of funds compiled by Broadridge, and how each applicable Fund’s contractual advisory fee rate compared to the Similar Accounts; (4) the costs of services provided to the Funds and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as a Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Funds. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, reports relating to each Fund’s performance and expenses, information regarding the Similar Accounts, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Funds’ performance and expenses and various aspects of the Funds’ operations.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to each Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Funds, including identifying investments for the Funds, monitoring the Funds’ investment programs, executing trades and overseeing the Funds’ performance and compliance with applicable rules and regulations and the Funds’ investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Funds. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to each Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also considered the compliance services provided to the Funds by LKCM, including LKCM’s oversight of the Funds’ day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Funds’ key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that it believes that its soft dollar and commission-sharing arrangements for client transactions (including those for the Funds) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Funds. The Board considered the performance of each Fund compared to the Fund’s benchmark index (“benchmark”), peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2024. Additionally, the Board considered LKCM’s discussion of each Fund’s performance.

The Board considered LKCM’s representation that its investment strategy for the Funds focuses on investments in higher quality companies that meet LKCM’s stringent investment criteria, which LKCM believes have not been characteristics that have driven the performance of certain funds’ benchmarks in certain years. The Board considered that these factors had affected the performance of certain Funds for shorter and/or longer-term periods ended December 31, 2024. The Board also considered certain additional factors cited by LKCM as contributing to or detracting from a Fund’s performance during the prior year.

The Board considered that the Small Cap Equity Fund outperformed the Russell 2000 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since-inception periods.

The Board considered that the Small-Mid Cap Equity Fund outperformed the Russell 2500 Index and its Lipper Index for the one-year, three-year, five-year and ten-year periods, but underperformed for the since-inception period.

The Board considered that the Equity Fund underperformed the S&P 500 Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered that the Equity Fund underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods, but outperformed its Lipper Index for the since-inception period.

The Board considered that the Balanced Fund underperformed the S&P 500 Index, and outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index, for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered the Balanced Fund’s performance as compared to a custom blended index that reflected the Fund’s historical allocation to equity and fixed income securities. The Board considered that the

Balanced Fund underperformed the Blended Index for the one-year, three-year, five-year, ten-year and since-inception periods. The Board also considered that the Balanced Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.

The Board considered that the Fixed Income Fund outperformed the Bloomberg U.S. Intermediate Government/Credit Bond Index for the one-year, three-year, five-year and ten-year periods, but underperformed for the since-inception period. The Board noted that the Fixed Income Fund outperformed its Lipper Index for the since-inception period but underperformed its Lipper Index for the one-year, three-year, five-year and ten-year periods.

The Board noted that the International Equity Fund outperformed the MSCI EAFE Index and its Lipper Index for the one-year, five-year and since-inception periods, and underperformed for the three-year period.

The Board also considered the performance of each Fund against its Similar Account or Composite, as applicable. The Board considered LKCM’s explanation that underperformance, if any, generally was attributable to tax considerations attendant to the management of a Fund that do not apply to non-taxable portfolios included in the Composite as well as the timing of cash flows resulting from shareholder purchases and redemptions. In the case of the International Equity Fund, the Board also considered LKCM’s explanation that the Fund’s underperformance relative to a private investment partnership was attributable to the timing of cash flows associated with the investment of Fund assets, as the Fund realized net subscriptions and the investment of those proceeds.

Fees and Expenses. The Board considered each Fund’s contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements). The Board also considered that LKCM had implemented fee waivers and expense caps for each Fund through May 1, 2025, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2026.

The Board considered comparisons of the contractual advisory fee rate, actual advisory fee rate and net expense ratio of each Fund to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). Contractual advisory fee rates were compared to the Expense Group at a Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Funds’ administrative expenses because the Funds pay separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

The Board considered that, although certain of the Funds’ contractual advisory fee rates are higher than those of their peers, the expense cap arrangements generally cause the Funds’ actual advisory fee rates and overall net expense ratios to be lower than, or in line with, those of their peers.

The Board considered that the contractual advisory fee rate for the Small Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and second quartile of its Expense Universe. The Board also considered that the Small Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small Cap Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Small-Mid Cap Equity Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Small-Mid Cap Equity Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Small-Mid Cap Equity Fund’s contractual advisory fee rate was equal to the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Equity Fund was in the second quartile of its Expense Group and the Fund’s actual advisory fee rate was in the second quartile of its Expense Group and Expense Universe, as applicable. The Board also considered that the Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the second quartile of its Expense Universe. In this case, the Equity Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Balanced Fund was in the first quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the Balanced Fund’s net expense ratio was in the first quartile of its Expense Group and in the second quartile in its Expense Universe. In this case, the Balanced Fund’s contractual advisory fee rate was lower than the median of its Expense Group, and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the Fixed Income Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the first quartile of its Expense Universe. The Board also considered that the Fixed Income Fund’s net expense ratio was in the first quartile of its Expense Group and Expense Universe. In this case, the Fixed Income Fund’s contractual advisory fee rate was higher than the median of its Expense Group and its actual advisory fee rate and net expense ratio were lower than the median of its Expense Group and Expense Universe, as applicable.

The Board considered that the contractual advisory fee rate for the International Equity Fund was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and Expense Universe. The Board also considered that the International Equity Fund’s net expense ratio was in the second quartile of its Expense Group and in the third quartile for its Expense Universe. In this case, the International Equity Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and slightly higher than the median of its Expense Universe.

The Board also considered the advisory fee rates generally charged by LKCM to Similar Accounts and noted LKCM’s explanation that the fee rates charged by LKCM to the Funds and its Similar Accounts differ primarily as a result of the greater regulatory, compliance and related expenses incurred by LKCM in providing investment management services to the Funds as compared to the Similar Accounts.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Funds and the profitability of LKCM. The Board considered the fees paid by each Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM on a Fund-by-Fund basis for the past calendar year, before and after any distribution payments made by LKCM. The Board considered that, during the year, LKCM had capped the Funds’ net expense ratios and facilitated the distribution of the Funds. With respect to economies of scale, the Board considered that the Funds generally benefit from competitive effective advisory fee rates and net expense ratios despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Funds’ advisory fee rate schedules, LKCM waives fees and/or reimburses expenses to maintain the Funds’ effective advisory fee rates and net expense ratios at competitive levels.

Benefits Derived by LKCM from Its Relationship with the Funds. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Funds. The Board considered that LKCM believes that both LKCM and the Funds benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Funds’ portfolio companies. The Board also considered that LKCM believes its relationship with the Funds provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Funds.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Funds; and (3) approved the renewal of the Agreement with respect to the Funds.

RENEWAL OF INVESTMENT ADVISORY AGREEMENT WITH RESPECT

TO LKCM AQUINAS CATHOLIC EQUITY FUND

Introduction. At a meeting held on February 25, 2025, the Board of Trustees of LKCM Funds, including the independent Trustees (the “Board”), approved the renewal of the Investment Advisory Agreement (the “Agreement”) between Luther King Capital Management Corporation (“LKCM”) and LKCM Funds, on behalf of the LKCM Aquinas Catholic Equity Fund (the “Fund”).

In voting to approve the renewal of the Agreement, the Board considered information furnished throughout the year at regularly scheduled Board meetings, as well as information prepared specifically in connection with the annual renewal process. The Board also considered the overall fairness of the Agreement and factors it deemed relevant with respect to the Fund, including, but not limited to: (1) the nature, extent and quality of the services provided to the Fund; (2) the performance of the Fund as compared to a relevant market index and peer groups of funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”) and Lipper, Inc. (“Lipper”); (3) the contractual advisory fee rate, actual advisory fee rate and net expense ratio of the Fund and how those compared to a peer group of funds compiled by Broadridge; (4) the costs of services provided to the Fund and the profitability of LKCM with respect to such services; (5) the extent to which economies of scale would be realized by LKCM as the Fund grows and whether the fee levels reflect economies of scale for the benefit of investors; and (6) any other benefits derived by LKCM from its relationship with the Fund. The Board did not identify any single factor or item of information as controlling, and each Board member may have accorded different weights to the various factors in reaching his conclusions with respect to the Agreement.

In considering the renewal of the Agreement, the Board requested and considered a broad range of information provided by LKCM, including, but not limited to, the Fund’s Catholic values investing mandate, reports relating to the Fund’s performance and expenses, certain portfolio compliance policies and the background and experience of the portfolio managers. In addition, the Board considered a memorandum from its legal counsel regarding the Board’s legal duties in considering the renewal of the Agreement. The Board also considered that it meets each quarter to review, among other matters, the Fund’s performance and expenses and various aspects of the Fund’s operations.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the advisory services provided by LKCM to the Fund under the Agreement. The Board considered that LKCM was established in 1979 and provides investment management services to private funds, foundations, endowments, pension plans, trusts, estates, high net worth individuals and other clients. The Board considered that LKCM is responsible for managing the Fund, including identifying investments for the Fund, monitoring the Fund’s investment program, executing trades and overseeing the Fund’s performance and compliance with applicable rules and regulations and the Fund’s investment policies. The Board considered LKCM’s financial resources, insurance coverage, culture of compliance and compliance operations that support the Fund. The Board also considered LKCM’s representation that it has invested considerable resources into the firm and its personnel to augment investment management and client services. The Board considered information regarding the portfolio managers and other key personnel who provide services to the Fund and considered LKCM’s representation that the firm historically has experienced low personnel turnover. The Board also considered LKCM’s representation that the firm has implemented a compensation structure designed to attract and retain highly qualified investment professionals.

The Board also considered the compliance services provided to the Fund by LKCM, including LKCM’s oversight of the Fund’s day-to-day operations. The Board considered the quality of LKCM’s compliance personnel. In addition, the Board considered LKCM’s summary of its oversight of the Fund’s key service providers. The Board also considered LKCM’s description of its best execution practices and noted LKCM’s representation that its soft dollar and commission-sharing arrangements for client transactions (including those for the Fund) comply with the requirements of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Performance of the Fund. The Board considered the performance of the Fund compared to the S&P 500 Index, peer groups of funds compiled by Broadridge and Lipper, and a Lipper peer group index (“Lipper Index”) for various time periods ended December 31, 2024. The Board considered that, in 2016, upon the closing of the reorganizations of the LKCM Aquinas Small Cap Fund and LKCM Aquinas Growth Fund into the Fund (the “Reorganization”), the Fund’s name, investment strategies, expenses, benchmark index and Lipper index changed, and the Board considered this in reviewing the Fund’s longer-term performance against its current benchmark and Lipper Index. The Board also considered LKCM’s discussion of the Fund’s performance.

The Board considered that the Fund underperformed the S&P 500 Index and its Lipper Index for the one-year, three-year, five-year, ten-year and since-inception periods. In considering the comparative performance data, the Board considered that the Fund is managed in accordance with its Catholic values investing guidelines, which restrict the Fund’s investments and generally are not applicable to the S&P 500 Index or the funds included in the Lipper Index. The Board considered LKCM’s representation that the Fund’s stringent investment criteria and certain additional factors cited by LKCM had contributed to or detracted from the Fund’s performance during the prior year.

Fees and Expenses. The Board considered the contractual advisory fee rate, actual advisory fee rate (the contractual advisory fee rate net of fee waivers and/or expense reimbursements), total expense ratio (including Rule 12b-1 fees and non-Rule 12b-1 service fees) and net expense ratio (the total expense ratio, including Rule 12b-1 fees and non-Rule 12b-1 service fees, after fee waivers and/or expense reimbursements) of the Fund. The Board also considered that LKCM had implemented fee waivers and expense caps for the Fund through May 1, 2025, and that LKCM was proposing to continue the current contractual fee waiver through May 1, 2026.

The Board considered a comparison of the Fund’s contractual advisory fee rate, actual advisory fee rate and net expense ratio to a category of similar funds compiled by Broadridge (“Expense Group”). The Board also considered comparisons of the actual advisory fee rate and net expense ratio to a broader category comprised of the Fund, the Expense Group and other similar retail funds (“Expense Universe”). The contractual advisory fee rate was compared to the Expense Group at the Fund’s asset level. Although advisory fees for Broadridge comparison purposes typically reflect combined advisory and administration fees, advisory fee comparisons did not include the Fund’s administrative expenses because the Fund pays separate investment advisory fees to LKCM and administration fees to a third-party administrator. The first quartile in an Expense Group and Expense Universe represents those funds with the lowest fees or expenses.

The Board considered that the Fund’s contractual advisory fee rate was in the fourth quartile of its Expense Group and the Fund’s actual advisory fee rate was in the first quartile of its Expense Group and in the second quartile of its Expense Universe. The Board also considered that the Fund’s net expense ratio was in the second quartile of its Expense Group and third quartile of its Expense Universe. In this case, the Fund’s contractual advisory fee rate was higher than the median of its Expense Group, its actual advisory fee rate was lower than the median of its Expense Group and Expense Universe, and its net expense ratio was equal to the median of its Expense Group and higher than the median of its Expense Universe.

The Board considered that, although the Fund’s contractual advisory fee rate was higher than those of its peers, the expense cap arrangements caused the Fund’s actual advisory fee rate to be lower than that of its peers.

Costs, Profitability and Economies of Scale. The Board considered LKCM’s costs in rendering services to the Fund and the profitability of LKCM. The Board considered the fees paid by the Fund to LKCM for the last three calendar years net of fee waivers and reimbursed expenses. The Board also considered the estimated profit and loss analysis provided by LKCM for the past calendar year, before and after any distribution payments made by LKCM. The Board noted that, during the year, LKCM had capped the Fund’s net expense ratio. With respect to economies of scale, the Board considered that the Fund generally benefits from a competitive effective advisory fee rate and net expense ratio despite not having reached an asset size at which economies of scale traditionally would be considered to exist. The Board also considered that, while there are no breakpoints in the Fund’s advisory fee rate schedule, LKCM waives fees and/or reimburses expenses to maintain the Fund’s effective advisory fee rate and net expense ratio at a competitive level.

Benefits Derived by LKCM from Its Relationship with the Fund. The Board requested and considered information regarding the potential fall-out benefits to LKCM from its association with the Fund. The Board considered that LKCM believes that both LKCM and the Fund benefit from LKCM’s soft dollar and commission-sharing arrangements, which enhance the level of research that LKCM is able to perform on the Fund’s portfolio companies. The Board also considered that LKCM believes its relationship with the Fund provides an indirect benefit to both parties in the form of enhanced recognition among institutional and other investors, consultants and other members of the financial community. The Board considered the potential indirect benefits to LKCM of this recognition, in the form of additional clients with separately managed portfolios or subadvisory relationships with other mutual funds, which also may attract additional investors to the Fund.

Conclusion. Based on its evaluation of these and other factors, the Board: (1) concluded that the fees paid to LKCM under the Agreement are fair and reasonable; (2) determined that shareholders would benefit from LKCM’s continued management of the Fund; and (3) approved the renewal of the Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Not applicable for semi-annual reports on Form N-CSR.

(2) Not applicable.

(3) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as EX.99.CERT.

(4) Not applicable.

(5)	Not applicable.

(b)	The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as EX.99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	8/25/2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Luther King, Jr.
J. Luther King, Jr.,
President / Principal Executive Officer

Date	8/25/2025

By	/s/ Jacob D. Smith
Jacob D. Smith,
Chief Financial Officer / Principal Financial Officer

Date	8/25/2025